Registration filing date:
Registration No. 333-228039
April 10, 2026
811-08904

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 10	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 295	☒

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
(Exact Name of Registered Separate Account)

NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Name of Insurance Company)
51 Madison Avenue
New York, New York 10010
(Address of Insurance Company’s Principal Executive Office) (Zip Code)
Insurance Company’s Telephone Number: (212) 576-7000
Laura Bramson, Esq.
New York Life Insurance and Annuity Corporation
44 S. Broadway
White Plains, NY 10601
(Name and Address of Agent for Service)

Copy to: Charles A. Whites, Jr., Esq.
Vice President and Associate General Counsel
New York Life Insurance Company
51 Madison Avenue
New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☐	This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registered Separate Account:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities
Act registration statement or amendment thereto within the 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to
Section 7(a)(2)(B) of the Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered:
Units of interest in a separate account under a variable annuity contract.

RATE SHEET PROSPECTUS SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED MAY 1, 2026
New York Life Premier Variable Annuity – P Series
INVESTING IN
NYLIAC Variable Annuity Separate Account–III
This Rate Sheet Prospectus Supplement is to be used in connection with the prospectus (“Prospectus”) for the variable annuity policy listed above that is issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined in this supplement have the same meaning as those included in the Prospectus.
This Rate Sheet Prospectus Supplement updates the Ongoing Fees and Expenses (annual charges) for the policy provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY” section of the Prospectus taking into account the current fees for the Investment Preservation Rider – P Series (“IPR”) disclosed in this Rate Sheet Prospectus Supplement. This Rate Sheet Prospectus Supplement also provides the:
(1)
Current charges for:
(a)
the IPR for policies with an application signed on or after May 1, 2026; and
(b)
resets of the IPR for policies with a Rider Reset Effective Date on or after May 6, 2019.
(2)
Percentages applicable for determining the Guaranteed Amounts under the IPR for policies with an application signed on or after October 2, 2023 (the “IPR Guarantee Percentage”).
(3)
Holding Periods currently available with the IPR for policies with an application signed on or after May 6, 2019.
It is important that you have the most current Rate Sheet Prospectus Supplement as of the date you apply for a policy. In the event we publish a new Rate Sheet Prospectus Supplement after the date your application is signed but before we issue your policy, the charges and applicable IPR Guarantee Percentage will be those in the Rate Sheet Prospectus Supplement in effect on the date of your signed application.
It is also important that you have the most current Rate Sheet Prospectus Supplement if you elect to reset your IPR Guaranteed Amount. In the event we issue a new Rate Sheet Prospectus Supplement after the date you send in your written request to reset your IPR but before the Rider Reset Effective Date, we will apply the charge in effect on the Rider Reset Effective Date. Please be advised that the charges you pay for the IPR after you elect to reset may be different than the charges you paid prior to the Rider Reset Effective Date and could be more or less than the current charge reflected in this Rate Sheet Supplement; provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “TABLE OF FEES AND EXPENSES” in the Prospectus. If you are not satisfied with the new charges you pay for the IPR after you elect to reset, you may cancel the reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date with no penalty.
This Rate Sheet Prospectus Supplement has no specified end date and can be superseded at any time. If we supersede this Rate Sheet Prospectus Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 business days prior to the effective date of the new rates. You can obtain the most current Rate Sheet Prospectus Supplement online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also obtain this information at no cost by calling our New York Life Annuities Service Center at 800-762-6212. This Rate Sheet Prospectus Supplement and the Prospectuses can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File No. 333-228039.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses

ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.00%	1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.68%	0.68%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Investment Preservation Rider – P Series (IPR)[3]	0.70%	0.70%	CHARGES AND DEDUCTIONS – Charge for the Investment Preservation Rider – P Series

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity® VIP Government Money Market
Portfolio during the Free Look period.
3 As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $2,198.50	HIGHEST ANNUAL COST $2,198.50

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

ANNUAL CHARGES FOR IPR
The Holding Period and current charge for the IPR for policies with an application signed on or after May 6, 2019 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of daily Accumulation Value)	Current Charge
10 Year Holding Period	0.70%
The current charge for the IPR with a Rider Reset Effective Date on or after May 6, 2019:
Annual Charge for IPR if you elect an IPR Reset (calculated as an annualized percentage of daily Accumulation Value)	Current Charge
10 Year Holding Period	0.70%

IPR GUARANTEE PERCENTAGE
The IPR Guarantee Percentage applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after October 2, 2023 is:
Holding Period	Percentage
10 Year Holding Period	105%

PROSPECTUS Dated May 1, 2026
for
New York Life Premier Variable Annuity- P Series
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a Delaware Corporation)
51 Madison Avenue,
New York, New York 10010
Investing in
NYLIAC Variable Annuity Separate Account–III
This Prospectus describes the individual modified single premium deferred New York Life Premier Variable Annuity- P Series policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long–term retirement planning or other long–term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer no additional tax benefit when used with plans that qualify for special federal income tax treatment. NYLIAC’s obligations under the policies are subject to its financial strength and claims-paying ability.
If you are a new investor in the policy, you may cancel your policy within 10 days of delivery of the policy without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either (i) a full refund of the amount you paid with your application, or (ii) your policy value (Accumulation Value). You should review this Prospectus, or consult with your registered representative, for additional information about the specific cancellation terms that apply.
We use a Rate Sheet Prospectus Supplement to describe the current charges and guaranteed amount percentages for the Investment Preservation Rider- P Series. This Prospectus must be accompanied by the applicable Rate Sheet Prospectus Supplement.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
The policies are complex investments and involve risks, including potential loss of principal invested. The policies are not short term investments and are not appropriate for investors who plan or need ready access to withdrawals as some withdrawals could result in surrender charges, taxes and tax penalties, as applicable. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.
Your premium payment accumulates on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. Your premium will be invested in the policy’s single Investment Division, which invests in the Fidelity® VIP FundersManager® 60% Portfolio – Investor Class. For available Investment Division(s), see APPENDIX 1: Investment Options Available Under the Policy. We may make additional Investment Divisions available in the future.
For certain California policies, your Accumulation Value may be allocated to the Fidelity® VIP Government Money Market Portfolio – Investor Class Investment Division during the Free Look period, as described in “THE POLICIES—Your Right to Cancel (“Free Look”)—California Free Look Requirements for Purchasers Age 60 and Over” section of the Prospectus.
APPENDIX 1 has more information about the Portfolios.
We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

i

Page
Appendix 2	2 -1
State Variations	2 -1
Appendix 3	3 -1
Page
HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITS	3 -1
ii

Definitions

Accumulation Unit— An accounting unit we use to calculate the Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value— The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
Annuitant— The person or persons named on the Policy Data Page and whose life or lives determine the Income Payments.
Annuity Commencement Date— The date on which Income Payments under the policy are scheduled to begin. This date cannot be later than the date you attain age 115.
Base Contract Charge— Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Beneficiary or beneficiary— The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below).
Business Day— Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Code— The Internal Revenue Code of 1986, as amended.
Good Order— We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request.
Holding Period— The 10-year period starting on the Rider Effective Date or the Rider Reset Effective Date, as applicable, and ending on the Holding Period End Date.
Holding Period End Date— The 10th Policy Anniversary of (a) the Rider Effective Date or (b) the Rider Reset Effective Date, whichever is later.
Income Payments— Periodic payments NYLIAC makes after the Annuity Commencement Date.
Investment Division— The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
IPR— Investment Preservation Rider - P Series.
IPR Death Benefit— The death benefit available with the IPR.
IPR Guaranteed Amount— The IPR Guaranteed Amount will equal the IPR Guarantee Percentage of your premium payment, minus all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. The current IPR Guarantee Percentages for new purchases are shown on the Rate Sheet Prospectus Supplement.
IPR Guarantee Percentage— The percentage used to calculate the IPR Guaranteed Amount. This percentage is shown on your IPR Rider Data Page. For current percentages applicable to new purchases, please see the Rate Sheet Prospectus Supplement.
IPR Reset— Changing the guaranteed amount of the Investment Preservation Rider - P Series to a new IPR Guaranteed Amount. After reset, the new IPR Guaranteed Amount will be equal to the IPR Guarantee Percentage of your Accumulation Value on the Policy Anniversary following your request, less any applicable reductions.
Life Income—Guaranteed Period Payment Option— The Income Payment option available under this policy. Monthly payments made under this option are made over the life of the Annuitant(s) with a guarantee of 10 years of payments.
Non–Qualified Policies— Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code.

Non–Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.
NYLIAC, we, our or us— New York Life Insurance and Annuity Corporation.
Owner (you, your)— The individual(s) or entity(ies) designated as the Owner in the policy, or as subsequently changed after issue, who is entitled to exercise all rights under the policy. If a jointly owned policy is issued, ownership rights and privileges under the policy must be exercised jointly.
Payee— The individual designated to receive Income Payments under the policy.
Policy Anniversary— An anniversary of the Policy Date shown on the Policy Data Page.
Policy Data Page— Page 2 of the policy which contains the policy specifications.
Policy Date— The date the policy is effective and from which Policy Years, policy quarters, policy months, and Policy Anniversaries are measured. It is shown on the Policy Data Page.
Policy Year— A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary.
Portfolios— The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.
Qualified Policies— Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.
Rate Sheet Prospectus Supplement— A supplement to this Prospectus that lists current charges, holding periods and guaranteed amount percentages for the IPR.
Return of Premium Death Benefit— The total dollar amount of premium payments made under this Policy reduced by any Return of Premium Death Benefit Proportional Withdrawals.
Return of Premium Death Benefit Proportional Withdrawal— An amount equal to the amount withdrawn from this Policy (including any amount withdrawn that may include surrender charges), divided by this Policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the Return of Premium Death Benefit immediately preceding the withdrawal.
Rider Effective Date— The date on which the IPR is effective and the date from which the Holding Period End Date is measured. This date is stated on the rider Data Page. After an IPR Reset, this date is the same as the “Rider Reset Effective Date.”
Sales Standards— The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
Separate Account— NYLIAC Variable Annuity Separate Account–III is a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Eligible Portfolios.
Standard Death Benefit— The death benefit that comes standard under the base policy. It guarantees that your beneficiaries will receive the greatest of (i) your Accumulation Value; or (ii) the Return of Premium Death Benefit; (iii) the Step-up Death Benefit; or (iv) the IPR Death Benefit.
Step–up Death Benefit— The Accumulation Value as of the Policy Anniversary immediately following the expiration of the Surrender Charge Period, reduced proportionally by any amounts withdrawn from the policy since that Policy Anniversary.
Surrender Charge Free Amount— You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The Surrender Charge Free Amount is equal to the greatest of: (i) ten percent of the Accumulation Value at the beginning of the Policy Year (or ten percent of the premium payment if the withdrawal is during the first Policy Year), less any prior partial withdrawals made during the Policy Year that were free of surrender charges, (ii) that portion of the

Accumulation Value at the time of the withdrawal that exceeds the premium payment; and (iii) ten percent of the current Accumulation Value, less any prior partial withdrawals made during the Policy Year that were free of surrender charges.
Surrender Charge Period— The seven-year period of time during which a partial withdrawal or surrender could be subject to a surrender charge.

Overview Of The Policy

Q.
What is this policy, and what is it designed to do?
A.
The New York Life Premier Variable Annuity- P Series is designed to assist individuals with their long-term retirement planning or other long-term needs through investments in the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class during an accumulation (savings) phase of the policy. For available Portfolio(s), see APPENDIX 1: Investment Options Available Under the Policy. The policy includes the Investment Preservation Rider – P Series (IPR), which provides a guarantee against any loss in Accumulation Value over a 10 year Holding Period. The policy also offers a death benefit to protect your designated beneficiaries. You can also elect to supplement your retirement income by converting your Accumulation Value into a stream of Income Payments (sometimes called annuity payments). This policy is only appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or who want a variety of investment options within the policy.
Q.
How do I accumulate assets in the policy and receive income from the policy?
A.
Your policy has two phases:
●
the accumulation (savings) phase, when your premium payment is invested in the Investment Division(s), and
●
the annuity (income) phase, when we make Income Payments to you.
Accumulation (Savings) Phase
This is a modified single premium policy. During the accumulation (savings) phase of the policy, you can invest your premium payment in the Fidelity® VIP FundsManager® 60% Portfolio Investment Division. If you are age 60 or over and live in California, you can choose to invest your premium payment in the Fidelity® VIP Government Money Market Portfolio during the Free Look period. More information about the Portfolios is provided in APPENDIX 1: Investment Options Available Under the Policy.
Annuity (Income) Phase
You can elect to annuitize your policy and turn your Accumulation Value into a fixed stream of Income Payments (sometimes called annuity payments) from NYLIAC. If you do that, we will make payments over the life of the Annuitant(s) for 10 years, even if the Annuitant dies sooner. This is called the Life Income – Guaranteed Period Payment Option. We may offer other options, at our discretion, where permitted by state law. We do not currently offer variable Income Payment options.
Please note that when you annuitize your policy, your Accumulation Value will be converted to Income Payments and you may no longer withdraw money at will from your policy. However, you may elect partial annuitization and apply a portion of your Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy can remain invested in your Allocation Options and will continue to provide the opportunity to accumulate Accumulation Value on a tax-deferred basis. All benefits (including guaranteed minimum death benefits and living benefits) terminate when you annuitize your entire Accumulation Value.
Q.
What are the policy’s primary features and options?
A.
The Investment Preservation Rider- P Series (IPR). All policies include the IPR. For a fee, it protects your investment from a declining market, over a 10-year Holding Period.
Accessing your money. Until you annuitize (begin Income Payments), you have full access to your money. You can choose to withdraw part or all of your Accumulation Value at any time (through partial withdrawals, periodic partial withdrawals, or surrendering the policy). See “ANNUITY PAYMENTS (THE INCOME PHASE)— Annuity Commencement Date”. However, if you withdraw more than the Surrender Charge Free Amount during the Surrender Charge Period before age 59½, you may have to pay a surrender charge and/or taxes, including tax penalties (see “CHARGES AND DEDUCTIONS—Transaction Expenses—Exceptions to Surrender Charges”).
Tax treatment. Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, such as when (1) you make a withdrawal; (2) you receive an Income Payment from the policy; or (3) upon payment of a death benefit.

Death benefit. Your policy includes a Standard Death Benefit that will pay your designated beneficiary(ies) the greatest of: (i) the Accumulation Value, or (ii) the Return of Premium Death Benefit; (iii) the Step-up death Benefit; or (iv) the IPR Death Benefit.
Electronic Delivery. You may elect to receive electronic delivery of current prospectuses related to this policy, as well as other policy-related documents.

Important Information You Should Consider About The Policy

FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount within 7 years following your premium payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first two Policy Year(s) declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first two Policy Years, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges FEE TABLE
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. Currently, the policy offers only one Investment Division. In the future we may make additional Investment Divisions available.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses FEE TABLE

ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.00%	1.20%	CHARGES AND DEDUCTIONS – Annual Policy Expenses FEE TABLE
Portfolio fees and expenses[2]	0.68%	0.68%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses FEE TABLE
Investment Preservation Rider – P Series (IPR)[3]	See Rate Sheet Prospectus Supplement	See Rate Sheet Prospectus Supplement	CHARGES AND DEDUCTIONS – Charge for the Investment Preservation Rider – P Series FEE TABLE

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2025 and will change from year to year. The minimum will be lower for California residents over 60 who choose to allocate to the Fidelity® VIP Government Money Market
Portfolio during the Free Look period.
3 As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: See Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST See Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. You will not receive a benefit under the IPR rider unless you hold the policy for at least the specified
Holding Period applicable to the rider.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the available Portfolios. For available Portfolio(s), see APPENDIX 1:
Investment Options Available Under the Policy.
•You should review the prospectuses for the available Portfolios before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY

What Are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to the
Depositor, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the New York Life Annuities Service Center at
800-762-6212.
PRINCIPAL RISKS INVESTING IN THE POLICY
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on Investments Options?
Yes.
•The policy invests exclusively in the Fidelity® VIP FundsManager®
60% Portfolio, except that investors in California who are Age 60 and over can invest in the Fidelity® VIP Government Money Market
Portfolio during the Free Look period. If you are not satisfied with the performance of the available Portfolios, there are no alternative investments within the Policy.
•We may choose to add Investment Divisions in the future. If we do, we reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close or substitute for the current available Portfolios as investment options that are available under the policy.
•If we substitute shares of the current available Portfolios with shares of a replacement portfolio, the replacement portfolio may or may not be substantially similar. The effect of any substitution on the value of your policy and the IPR will depend on a variety of factors, such as the relative performance of the replaced and replacement portfolios, which we cannot predict. A substitution to another portfolio could have a materially negative effect on the value of your policy.
PRINCIPAL RISKS THE POLICIES—Policy Application and Premium Payments, Transfers and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNT— Additions, Deletions, or Substitutions of Investments
Are There Any Restrictions on Policy Benefits?
Yes.
•The Investment Preservation Rider – P Series (IPR) is included with all policies; you cannot purchase the policy without the IPR.
•The IPR may be cancelled only under certain limited circumstances.
•The IPR provides no benefits if you surrender the Policy before the
Policy Anniversary when you are eligible to receive a potential one-time adjustment to your Accumulation Value.
•A withdrawal could reduce the value of the potential benefit under the
IPR by more than the dollar amount of the withdrawal.
•Where the IPR Guarantee Percentage is 101% or more, the amount of the IPR Death Benefit will depend on whether you die during the last two years of the 10 year Holding Period. Additionally, if you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, the amount of the IPR Death Benefit will depend on whether you die during the last two years of the new Holding Period. The Guaranteed
Amount becomes payable as the IPR Death Benefit only if you die during the last two years of the rider Holding Period.
DESCRIPTION OF BENEFITS

	TAXES	LOCATION IN PROSPECTUS
What are the Policy’s Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in a policy that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.
•A premium payment made on a pre-tax basis as well as earnings on your policy will be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the specific payment arrangements of the broker-dealer your registered representative works for. This compensation may differ from the compensation paid by other companies for sales of their products.
Differences in compensation have the potential to influence the recommendation made by your registered representative or
broker-dealer. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Should I Exchange My Policy?
Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies and any fees or penalties to terminate the existing policy, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax–Free Section 1035 Exchanges; Selecting the Variable Annuity That’s Right for You

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals from, or surrendering the policy. Please refer to your Policy Data Page and IPR Rider Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender, or make withdrawals from the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Surrender Charges (as a percentage of amount withdrawn). Applied to amounts in excess of the Surrender Charge Free Amount that you may withdraw each Policy Year.
Policy Year	1	2	3	4	5	6	7	8+
Surrender Charge	7.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	0.00%

Other Transaction Charges	Guaranteed maximum charge	Current charge
Transfer Fee (charged for transfers in excess of 12 in a Policy Year)*	$30	$0
Payments Returned for Insufficient Funds	$30	$0
*Currently the policy offers only one Investment Division. In the future we may make additional Investment Divisions available and may charge for transfers between them.
The next table describes the fees and expenses that you will pay each year during the time that you own the policy (not including Portfolio fees and expenses).
Annual Policy Expenses
	Guaranteed Maximum Charge	Current Charge
Base Contract Expenses (M&E Charges)[1]	1.20% (During the Surrender Charge Period)	1.20% (During the Surrender Charge Period)
	1.00% (After the Surrender Charge Period)	1.00% (After the Surrender Charge Period)
Annual Charge for IPR-P Series (IPR)[2]	1.80%	See the Rate Sheet Prospectus Supplement for Current Charges
Annual Charge if you elect an IPR Reset and the Rider Reset Effective Date is on or after May 6, 2019[2]	1.80%	See the Rate Sheet Prospectus Supplement for Current Charges
1
As an annualized percentage of daily Accumulation Value. We call this the “Mortality and Expense Risk and Administrative Costs Charge (M&E)” in your policy and elsewhere in this Prospectus.

2
As an annualized percentage of daily Accumulation Value. The IPR is included with all policies.
The next table shows the minimum and maximum total operating expenses charged by the Fidelity® VIP FundsManager® 60% Portfolio that you may pay periodically during the time that you own the policy. These expenses may change over time and may be higher or lower in the future. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1.
Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from the Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.[1]
Before fee waivers and expense reimbursements	0.68%	0.68%
After fee waivers and expense reimbursements[2]	0.63%	0.63%
1
Shown as a percentage of average net assets for the fiscal year ended December 31, 2025.
2
Fee waivers and expense reimbursements are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Portfolio company.
Example
This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual policy expenses and Annual Portfolio Expenses.
The Example assumes that you invest $100,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of Base Contract Charges, Annual Portfolio Expenses and IPR Charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Years
	1 yr	3 yr	5 yr	10 yr
If you surrender your policy at the end of the applicable time period:	$9,153.33	$14,406.53	$18,011.14	$28,553.00
If you annuitize at the end of the applicable time period:	$9,153.33	$8,264.04	$14,011.14	$28,553.00
If you do not surrender your policy:	$2,709.00	$8,264.04	$14,011.14	$28,553.00

Principal Risks of Investing in the Policy

This section is intended to summarize the principal risks of investing in the policy.
Market Risk. You can lose money by investing in this policy, including loss of principal. An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class, which is the only Portfolio currently available under the Policy outside the Free Look Period. For available Portfolio(s), see APPENDIX 1: Investment Options Available Under the Policy. You bear the risk of any decline in your policy’s value resulting from the performance of the Portfolio. Your investment in the Policy is subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Portfolio’s investments. For more information about the risks of investing in the Portfolio, see the Portfolio's prospectus, which can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at (800) 762-6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com. You should review the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class prospectus before making an investment decision.
Early Withdrawal Risk. This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Surrender charges apply for up to seven years after your premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals could substantially reduce or even terminate the benefits available under the policy. Withdrawals may also be subject to federal and state income taxes, and tax penalties if the withdrawal is made before the owner attains age 59½. The benefits of tax deferral and the policy’s living benefit protections also mean the policy is better for investors with a long time horizon.
Policy Benefits Risk. Receiving the benefit under the Investment Preservation Rider – P Series (IPR) is contingent on several conditions being met. For example, the IPR requires that you hold the policy for a 10-year Holding Period in order to receive an adjustment to your Accumulation Value, if applicable. If you surrender your policy before the Holding Period is over, you will not receive a benefit under the IPR. The benefit provided by the IPR will be reduced proportionally by any withdrawals you make during the Holding Period. If the amount guaranteed under the IPR is greater than the Accumulation Value, a withdrawal will reduce the value of the IPR benefit by more than the dollar amount of the withdrawal. You may need to take early or excess withdrawals which have the potential to substantially reduce or terminate the Standard Death Benefit available under the policy. Withdrawals could reduce the value of the Standard Death Benefit by more than the dollar amount of the withdrawal.
Where the IPR Guarantee Percentage is 101% or more, and you die during the first 8 years of the 10-year Holding Period, the IPR Death Benefit will be equal to the first year policy premiums less any proportional withdrawals. If you die in the last two years of the IPR Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount. If you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, a new Holding Period will begin as of the Rider Reset Effective Date. If you die before the last two years of the new Holding Period, the IPR Death Benefit will be equal to Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. If you die in the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount.
Alternatives to the Policy. Other policies or investments may provide more favorable returns or benefits than the policy and may have lower fees and expenses.
Policy Changes and Investment Restrictions Risk. We reserve the right to limit transfers, and we reserve the right to charge $30 for each transfer when you transfer among Portfolios (were we to offer additional Portfolios for investment in the future) more than 12 times in a Policy Year. In addition, we reserve the right to remove an Investment Division or substitute a Portfolio as an investment option under the policy.
Potentially Harmful Transfer Activity. This policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy, were we to offer additional Portfolios for investment in the future, is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity, which we apply to all owners of the policy without exception. (See “THE POLICIES–Limits on Transfers” for more information.) We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:
●
Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
●
Increased administrative and Fund brokerage expenses; and/or
●
Dilution of the interests of long-term investors.
A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See “THE POLICIES–Limits on Transfers” for more information on the risks of frequent trading.)
Change in Fees and Charges Risk. Deduction of policy fees and charges (including surrender charges), and IPR fees, may result in loss of principal. We reserve the right to increase the fees and charges under the policy and the IPR up to the maximum guaranteed fees and charges stated on your Policy Data Page and IPR Data Page.
Adverse Tax Consequences. There are a number of tax risks that may arise in connection with purchasing the policy. These risks include: (1) the possibility that the Internal Revenue Service (“IRS”) may interpret the rules that apply to variable annuities in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as an annuity for federal tax purposes resulting in the loss of favorable tax treatment accorded your policy; and (3) the possibility of a change in the present federal income tax laws that apply to your policy, or of the current interpretations by the IRS, which may change from time to time without notice, and could have retroactive effects regardless of the date of enactment or publication, as the case may be.
Insurance Company Risks. Any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling the New York Life Annuities Service Center at 1-800-762-6212.
Risks Affecting our Administration of Your Policy. NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See the SAI “ADDITIONAL INFORMATION ABOUT RISKS (Non-Principal Risks)” for more information.)

Contacting NYLIAC

Where do I send written service requests?
Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing.
All written service requests must be sent to the New York Life Annuities Service Center at one of the following addresses:
Regular Mail	NYL Annuities - TPD Mail Code 7390 P.O. Box 7247 Philadelphia, PA 19170-7390
Express Mail	NYL Annuities - TPD 400 White Clay Center Drive Attn: LOCKBOX #7390 Newark, DE 19711
Written service requests will be effective as of the Business Day they are received in Good Order at the New York Life Annuities Service Center at one of the addresses listed above.
Faxed and e-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. All service requests must be in Good Order. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not be able to process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.
How do I contact NYLIAC or Submit Service Requests by Telephone or Online?
a. By Telephone:
Certain service requests, including but not limited to obtaining current unit values and speaking to a customer service representative may be made by telephone. You may reach our Customer Service Representatives by contacting the New York Life Annuities Service Center toll-free by calling: (800) 762-6212.
b. Online:
Certain service requests may be made online. For online requests please visit www.newyorklifeannuities.com and enter your username and password and follow the login instructions. (See “THE POLICIES — Online Service at www.newyorklifeannuities.com.”)
We make telephone/internet services available at our discretion. In addition, availability of telephone/internet services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if telephone/internet services should become unavailable.
NYLIAC is not liable for any loss, cost or expense for action on instructions from authorized third parties which are believed to be genuine in accordance with our procedures. (See “THE POLICIES – Third Party and Registered Representative Actions”). You are responsible for and bear the consequence of their instructions and other actions, including any limits on transfers, provided to us by parties acting on your behalf. If we choose to make additional Portfolios available, requests for transfers between Portfolios received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time, or received on a non-Business Day, will be priced as of the next Business Day.

NYLIAC And The Separate Account

New York Life Insurance and Annuity Corporation
The obligations under the policies (including death benefits, living benefits, or other benefits available under the policy) are obligations of NYLIAC and are subject to NYLIAC’s claims-paying ability and financial strength. NYLIAC’s business address is 51 Madison Avenue, New York, NY 10010.
The Separate Account
Separate Account III is a segregated asset account we established to receive and invest premium payments paid under the policies and allocated to the Investment Divisions. The Investment Divisions, in turn, purchase shares of Portfolios.
Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account’s assets may not be used to pay any liabilities of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The income, capital gains and capital losses credited to, or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of NYLIAC’s other assets. Therefore, the investment performance of the Separate Account is entirely independent of NYLIAC’s general account or any other separate account of NYLIAC.
NYLIAC is obligated to pay all amounts promised to investors under the policies.
Separate Account III is divided into Investment Divisions, only one of which is currently available to all investors under your policy. For available Investment Divisions, see APPENDIX 1: Investment Options Available Under the Policy. For certain California purchasers, your Accumulation Value may be allocated to the Fidelity® VIP Government Money Market Portfolio – Investor Class Investment Division during the Free Look period, as described in “THE POLICIES—Your Right to Cancel (“Free Look”)—California Free Look Requirements for Purchasers Age 60 and Over” section of the Prospectus. Premium payments allocated to an Investment Division are invested solely in the corresponding Portfolios of the relevant Fund. The Portfolios in which the Investment Divisions currently invest are listed in APPENDIX 1 of this Prospectus.
The Portfolios
The assets of each Portfolio are separate from the others, and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Accumulation Value allocated to the Investment Divisions will vary based on the investment experience of the corresponding Portfolio in which the Investment Division invests. There is a risk of loss of the entire amount invested. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.
We offer no assurance that a Portfolio will attain its stated objective.
A Portfolio also may make shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding”. A Portfolio may also make shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding”. Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Portfolio might at some time be in conflict. In the event that any material conflicts arise from the use of the Portfolios for mixed and shared funding, we could be required to withdraw from a Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Portfolio prospectus.
The Portfolio(s) offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that NYLIAC considers during the selection process is whether the Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Portfolio, the Portfolio’s investment adviser, or its distributor.
We may receive payments or compensation from a Portfolio or its investment adviser or from other service providers of a Portfolio (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to a Portfolio and its availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Portfolio and deducted from Portfolio assets and/or from “Rule 12b-1” fees charged by the Portfolio and deducted from Portfolio assets. These payments are also a factor in our selection of Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of a Portfolio. Policyowners, through their indirect investment in a Portfolio, bear the costs of these fees.
The amounts we receive may be substantial, may vary by Portfolio, and may depend on how much policy value is invested in the particular Portfolio. NYLIAC and its affiliates may profit from these payments. Currently, we do not receive any such payments or receive compensation under distribution services arrangements for the Portfolios available under this policy.
NYLIAC’s parent company, New York Life Insurance Company (“New York Life”), may also receive fixed dollar payments for marketing and education support services and for the participation of investment advisers and sub-advisers in training and educational meetings which includes the opportunity to discuss and promote their Funds.
The Portfolios, along with their respective type, investment adviser (and any sub–adviser(s)), current expenses, and performance are listed in APPENDIX 1. More detailed information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also request this information at no cost by contacting your Registered Representative, calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email with your name and mailing address to PremierPProspectus@newyorklife.com. You should read the Portfolios’ prospectuses carefully before purchasing the Policy.
Money Market Fund Fees (Applicable Only to Certain California Policies)
For certain California policies, your Accumulation Value may be allocated to the Fidelity® VIP Government Money Market Portfolio – Investor Class Investment Division during the Free Look period, as described in “THE POLICIES—Your Right to Cancel (“Free Look”)—California Free Look Requirements for Purchasers Age 60 and Over” section of the Prospectus.
The SEC has adopted rules that provide that all money market funds can impose liquidity fees under certain circumstances. All government money market funds are also permitted to impose discretionary liquidity fees, up to 2% of the amount redeemed, under circumstances where mandatory liquidity fees do not apply and the fund's board determines that the fee is in the best interest of the fund. These discretionary fees can be imposed based on the liquidity of the fund's assets, redemptions, and other factors. Liquidity fees could be applied to all policy transfers, surrenders, partial withdrawals and benefit payments from that portfolio.
All types of money market funds can impose these fees, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees. Nevertheless, there remains a possibility that a government money market fund such as the Fidelity® VIP Government Money Market Portfolio could impose such fees, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.
Additions, Deletions, or Substitutions of Investments
NYLIAC retains the right, subject to any applicable law (including any required regulatory approval), to make additions to, deletions from, or substitutions for the Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any Portfolio and to substitute shares of another portfolio of a Fund, or of another registered open–end management investment company.

If we substitute shares of the current Portfolio with shares of a replacement portfolio, the replacement portfolio may or may not be substantially similar to the replaced Portfolio. The policy currently offers one Investment Division. Accordingly, following any substitution, you will not have the option to transfer to another Investment Division. The effect of any substitution on the value of your policy and the IPR will depend on a variety of factors, such as the relative performance of the replaced and replacement portfolios, which we cannot predict. A substitution to another portfolio (whether or not substantially similar to the Fidelity® VIP FundsManager® 60% Portfolio) could have a materially negative effect on the value of your policy and the IPR.
To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.
We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant.
In the event of any substitution or change in Investment Divisions, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.
Reinvestment
We automatically reinvest all dividends and capital gain distributions from Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.
The Policies

This is an individual modified single premium deferred variable annuity policy. You can only make one premium payment, although we will accept additional amounts identified in your application and received within 90 days of the Policy Date. The policy is issued on the lives of individual Annuitants.
The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the available Investment Division(s). NYLIAC does not guarantee the investment performance of the Separate Account or of the Portfolios. You bear the entire investment risk with respect to amounts allocated to an Investment Division. We offer no assurance that the investment objectives of an Investment Division will be achieved. Accordingly, amounts allocated to an Investment Division are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in a Portfolio’s investments.
As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a Payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.
The current policyowner of a Non-Qualified Policy (other than an Inherited Non-Qualified policy) has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete an our approved “Transfer of Ownership” form in effect at the time of the request. This change, unless otherwise specified by you, will take effect as of the date you signed the form, subject to any payment we made or action we took before we received the form in Good Order. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. Changing the Owner of the Policy does not change an Annuitant or any Beneficiary. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the Owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) may also be required to submit financial and suitability information to conform to our Sales Standards.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See also "APPENDIX 2 – State Variations" for specific information that may be applicable for your state.
Qualified and Non-Qualified Policies
We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with Section 408 or 408A Individual Retirement Annuities (IRAs), including: IRAs and Roth IRAs. Other tax-qualified plan types may be made available in the future. For more information, contact your registered representative.
Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.
If you are considering the purchase of a Qualified Policy or a Non–Qualified Policy to fund another type of tax– qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in other types of investments. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. These additional features and benefits include:
•
A Standard Death Benefit, as explained in this Prospectus.
•
The IPR, as explained in this Prospectus.
•
The option for you to receive a guaranteed stream of Income Payments for life after you have owned the policy for one year.
These features are explained in detail in this Prospectus. You should purchase this annuity with tax–qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax–qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.
Policy Application and Premium Payments
To purchase a policy, you must complete an application. Your registered representative will submit your application, along with your premium payment, to us at our New York Life Annuities Service Center. (Premium payments received in connection with 1035 exchanges and rollovers can be sent either to the New York Life Annuities Service Center, or one of the addresses noted in the “CONTACTING NYLIAC” section of this Prospectus.) If your application is in Good Order, once we receive any portion of your premium payment we will issue the policy and credit the premium payment to the applicable Investment Division within two (2) Business Days after we receive it. If we cannot credit the premium payment within five (5) Business Days after we receive it because the application is not in Good Order, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the premium payment immediately; however, if you paid the premium by check, we can delay that refund payment until your check has cleared.
Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. Acceptance of premium payments is subject to our Sales Standards.
Unless we permit otherwise, the minimum premium payment is $25,000.
Generally, you may not make additional premium payments under the policy; however, additional payments identified in your application, and received by us in Good Order, in the 90-day period after the Policy Date, will be added to your premium payment. For example, if you are exchanging more than one annuity policy or life insurance policy for this policy, or if your premium payment will be paid from different sources (e.g. check and proceeds from a brokerage account), we will allow the proceeds to be used as the premium payment for this policy, provided they are received within 90-days of the Policy Date. Additional payments identified in your application and received by us in the 90-day period after your Policy Date will be allocated to your policy at the close of the Business Day on which they are received.
We reserve the right to revoke the policy if proceeds from all of the exchanged annuity policies or life insurance policies or other difference sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received more than 90 days after the Policy Date. If the policy is revoked, we will return the Accumulation Value but without any deduction for a surrender charge.
If your application is not in Good Order, we will contact you to get the missing information. We will not issue your policy until you give us complete instructions about how to allocate your premium payment.
The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by us. The maximum aggregate amount of premium payments we accept is $2,000,000 without prior approval from NYLIAC. NYLIAC reserves the right to limit the dollar amount of any premium payment.
When you are purchasing a policy by exchanging another annuity contract or life insurance policy, or if your premium payment will be paid from different sources, your policy will be issued on the date we first receive proceeds from your existing annuity contract or life insurance policy, or from any other source. The date we issue your policy is the Policy Date.
Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.
Accumulation (Savings) Phase
Crediting of Premium Payment
When you purchase your policy, you tell us how to allocate your premium payment. We will credit amounts that you allocate to an Investment Division in the form of Accumulation Units. We cancel such Accumulation Units when we remove amounts from that Investment Division, including as a result of a withdrawal, transfer, policy surrender, and certain charges we may deduct. We determine the number of Accumulation Units we credit or cancel by dividing the dollar amount allocated to or removed from an Investment Division by dividing the dollar amount allocated to or removed from the Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day as of which we are making the credit or removal. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit.
Valuation of Accumulation Units
The value of Accumulation Units in each Investment Division will change daily (increase or decrease) to reflect the investment experience of the corresponding Portfolio (including Portfolio expenses) as well as the deduction of the Base Contract Charge and the IPR charge. The Statement of Additional Information contains a detailed description of how we determine the Accumulation Unit values.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the policy described in this Prospectus:
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you might have to pay a withdrawal charge on your previous policy or contract,
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there will be a new withdrawal charge period for this policy,
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other charges under this policy may be higher (or lower),
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the benefits may be different,

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you will no longer have access to any benefits from your previous policy (or the benefits may be different), and
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access to your cash value following a partial exchange may be subject to tax-related limitations.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10% federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this policy unless you determine that the exchange is in your best interest. NYLIAC may accept electronically transmitted instructions from your registered representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.
Your Right to Cancel (“Free Look”)
You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it and/or provide a written request for cancellation to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. Except where you are entitled by law to receive the total of the premium payment less any prior partial withdrawals, we will promptly return the Accumulation Value, calculated as of the Business Day that the New York Life Annuities Service Center receives the policy along with a written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy. See “APPENDIX 2—State Variations” for more information about free look provisions in Florida and North Dakota. See below for more information about free look provisions in California.
If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above but without deductions for premium taxes or surrender charges.
California Free Look Requirements for Purchasers Age 60 and Over
California Purchasers Aged 60 or Older: If your policy is issued in California and any owner is aged 60 or older at the time your policy is issued, you may allocate your premium payment(s) to the Fidelity® VIP Government Money Market Portfolio during the Free Look period. After the Free Look period expires, your Accumulation Value will automatically be transferred to the Fidelity® VIP FundsManager® 60% Portfolio (or, if we add additional Investment Divisions in the future, according to your most recent allocation instructions). For available Investment Division(s), see APPENDIX 1: Investment Options Available Under the Policy. If you allocate your premium payment to the Fidelity® VIP Government Money Market Portfolio and the policy is cancelled during the Free Look period, we will give you back your premium payment; however, if your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth in “Your Right to Cancel (“Free Look”)” above. If you do not allocate your premium payment to the Fidelity® VIP Government Money Market Portfolio and the policy is cancelled during the Free Look period, you will only be entitled to a refund of the policy’s Accumulation Value, which may be less than the premium payment.
Issue Ages
To purchase a Non-Qualified Policy you must not be older than age 75 (oldest Owner, if the policy is jointly owned). The Owner, or if the policy is owned by an entity, the Annuitant must not be older than age 75 (oldest Annuitant, if the policy has joint Annuitants).
For IRA and Roth IRA plans, you must also be the Annuitant. We can issue Qualified Policies if you are between the ages of 18 and 75.
To qualify for the above referenced maximum age limits to purchase a policy, the policy application must be signed and received at the New York Life Annuities Service Center prior to the day the Owner, or if the policy is owned by an entity, the Annuitant, becomes age 76. In addition, all funds must be received by the New York Life Annuities Service Center no later than (i) 90 days after the Policy Date or (ii) 60 days from the date the Owner or Annuitant, as applicable, becomes age 76, whichever occurs first. Any funds received after such time will be returned.

Transfers
Currently, the policy offers only one Investment Division, except during the Free Look period for certain California policyholders. If in the future, we make additional Investment Divisions available and allow transfers, you may transfer amounts between Investment Divisions of the Separate Account any time prior to 30 days before the Annuity Commencement Date. The amount(s) transferred to other Investment Divisions must be a minimum of $250 for each Investment Division.
If we allow transfers in the future, we reserve the right to charge for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements.
If we allow transfers in the future, you can request a transfer by any of the methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “THE POLICIES—Online Service”).
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submit your request in writing on a form we approve to New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus (or any other address we indicate to you in writing);
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speak to a Customer Service Representative at 800-762-6212 on Business Days between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time); or
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make your request through www.newyorklifeannuities.com.
We do not currently accept faxed or e–mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non–Business Day, will be priced as of the next Business Day.
Limits on Transfers
As noted above, this policy currently offers only one Investment Division, except during the Free Look period for certain California policyholders, and therefore currently does not allow for any transfers. The discussion in this section describes our policy on transfer limits that would apply if we add additional Investment Divisions and allow transfers in the future.
Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.
Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:
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reject a transfer request from you or from any person acting on your behalf;
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restrict the method of making a transfer;
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charge you for any redemption fee imposed by an underlying fund; or
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limit the dollar amount, frequency, or number of transfers.
Currently, if you or someone acting on your behalf electronically transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. We will provide you with written notice when we take this action. Transfers out of the Fidelity® VIP Government Money Market Portfolio – Investor Class at the end of the Free Look period would not be included in these limitations.
We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.
We apply our limits on transfers procedures to all owners of this policy without exception.
Orders for the purchase of Portfolio shares are subject to acceptance by the relevant Portfolio. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Portfolio is not accepted by the Portfolio for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Portfolios. Standing allocation instructions into a Portfolio that has restricted your trading, including in any of the Dollar Cost Averaging programs, will also be rejected, reversed or modified until further allocation instructions are received from you. We will provide you with written notice of any transfer request we reject or reverse. You should read the Portfolio prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Portfolio may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.
Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.
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We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.
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Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.
(1)
A Portfolio may have adopted its own policies and procedures with respect to trading of their respective shares. The prospectus for the Portfolio, in effect at the time of any trade, describes any such policies and procedures. The trading policies and procedures of a Portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described in this Prospectus.
(2)
The purchase and redemption orders received by a Portfolio reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit a Portfolio’s ability to apply its trading policies and procedures. In addition, if a Portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, a Portfolio may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.
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Other insurance companies that invest in the Portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected Portfolios.

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Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:
(1)
an adverse effect on portfolio management, such as:
a)
impeding a portfolio manager’s ability to sustain an investment objective;
b)
causing the Portfolio to maintain a higher level of cash than would otherwise be the case; or
c)
causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the Portfolio.
(2)
increased administrative and Fund brokerage expenses.
(3)
dilution of the interests of long–term investors in an Investment Division if purchases or redemptions into or out of a Portfolio are made when, and if, the Portfolio’s investments do not reflect an accurate value (sometimes referred to as “time–zone arbitrage” and “liquidity arbitrage”).
Speculative Investing
Do not purchase the policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing the policy, you represent and warrant that you are not using the policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Online Service at newyorklifeannuities.com
The online service at www.newyorklifeannuities.com enables you to sign up to receive future prospectuses and policyowner annual and semi–annual reports electronically. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.
Through www.newyorklifeannuities.com you can get up-to-date information about your policy and request transfers and allocation changes. Policies that are jointly owned may not request transactions through www.newyorklifeannuities.com. We may revoke online service privileges for certain policyowners (see “THE POLICIES—Limits on Transfers”).
In order to obtain policy information online at www.newyorklifeannuities.com, you are required to register for access. Visit www.newyorklifeannuities.com and then click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access.
We will use reasonable procedures to make sure that the instructions we receive through www.newyorklifeannuities.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklifeannuities.com that we believe are genuine. We will confirm all transactions.
Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.
Currently, online service at www.newyorklifeannuities.com is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 7 a.m. until 8 p.m. (Eastern Time).
Currently, after login at www.newyorklifeannuities.com, you can:
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e-mail the New York Life Annuities Service Center;
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obtain current policy values;
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transfer assets between Investment Divisions(if available in the future);
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request partial withdrawals;
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reset your password;

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change your address;
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download service forms;
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upload documents and forms;
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view and download policy statements;
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change your phone number or e-mail address;
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view and update beneficiary information; and
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enroll in electronic delivery of select policy materials.
We make the online service at www.newyorklifeannuities.com available at our discretion. In addition, availability of online service may temporarily be interrupted at certain times. We do not assume responsibility for any loss while online service at www.newyorklifeannuities.com is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus.
Telephone Transactions
Certain service requests may be made by telephone. We will use reasonable procedures to make sure that the instructions we receive by telephone are genuine. For jointly owned policies, requests must be exercised jointly. We are not responsible for any loss, cost, or expense or any actions we take based on instructions we receive by telephone that we believe are genuine. We will confirm all transactions in writing.
Currently, you can reach our customer service representatives at 1-800-762 6212 on Business Days between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time).
Financial requests received after 4:00 p.m. (Eastern Time) or on non-Business Days will be processed as of the next Business Day.
Currently, subject to certain limitations, you can do the following by calling one of our customer service representatives:
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obtain current policy values;
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transfer assets between Investment Divisions (if available in the future);
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request or modify partial withdrawals;
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request a stop and reissue check on an outgoing payment;
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change your address, phone number or email address;
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review and update beneficiary information;
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revoke an authorized Third-Party caller from a policy;
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process an IPR reset; and
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request a fax of policy-related documents.
If you experience any problems reaching us by telephone, you can access the online service or send service requests to us at one of the addresses listed in the “CONTACTING NYLIAC” section of the Prospectus.
Third Party and Registered Representative Actions
You may authorize a third party to have access to your policy information and to make transfers among Investment Divisions (if available in the future), allocation changes (if available in the future) and other permitted transactions. To do so, you must send the New York Life Annuities Service Center a Telephone/Web Authorization Form in Good Order to one of the addresses noted in the “CONTACTING NYLIAC” section of this Prospectus. The Customer Service Representative will require certain identifying information (e.g., Social Security Number, address of record, date of birth, etc.) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “THE POLICIES—Transfers” for information on how to transfer assets between Investment Divisions.
You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make permitted transactions. Any online partial withdrawal is subject to dollar amount limits that we establish. We may revoke trading authorization privileges for certain policyowners (See “THE POLICIES—Limits on Transfers”). Trading authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the internet.
NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.
We may choose to accept forms you have completed that your registered representative transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a withdrawal request, please refer to "DISTRIBUTIONS UNDER THE POLICY –– Surrenders and Withdrawals". We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.
Electronic Delivery
We are required to send you, free of charge, an Initial Summary Prospectus and an Updating Summary Prospectus (as applicable), and any updates to such Summary Prospectus documents. You can sign up to receive those documents, as well as this Prospectus, in electronic form on www.newyorklifeannuities.com. If you selected e-delivery, we will still provide you, free of charge, paper copies of these documents upon request.
Paper copies of a Portfolio’s annual and semi-annual shareholder reports will not be sent by mail unless you specifically request paper copies of the reports from NYLIAC. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive the Portfolios' annual and semi-annual reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive any other communications from NYLIAC electronically by contacting the New York Life Annuities Service Center.
You may elect to receive all future annual and semi-annual financial reports in paper free of charge. You can inform NYLIAC that you wish to receive paper copies of those reports by contacting NYLIAC, as described in the “CONTACTING NYLIAC” section of this Prospectus. Your election to receive annual and semi-annual shareholder reports will apply to all Portfolios described herein.
Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi–annually after the first Policy Year, reports (or, if permitted, notice of online availability of reports; see “THE POLICIES – Electronic Delivery,” above) containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will promptly mail to you confirmation of any transactions involving the Separate Account.
If you believe a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see the “CONTACTING NYLIAC” section of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

Designation of Beneficiary
You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while you are living, you may change the Beneficiary by sending us written notice in Good Order to one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or you can utilize any other method we make available. If before the Annuity Commencement Date, the Annuitant dies while you are still living, you will become the new Annuitant under the policy. If you are the Annuitant, the proceeds pass to your Beneficiary.
If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died before you did. If you have designated only one Beneficiary, this could mean that the proceeds will be payable to your estate.
Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s Annuity Commencement Date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at the New York Life Annuities Service Center at 800-762-6212 or send written notice to one of the addresses in the “CONTACTING NYLIAC” section of this Prospectus.
Delay of Payments
We will pay any amounts due from the Separate Account under the policy within seven (7) days of the date the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
Situations where payments may be delayed:
1.
We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:
(a)
The New York Stock Exchange (“NYSE”) is closed, for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (“SEC”); or the SEC declares that an emergency exists as a result of which it is not reasonably practical to dispose of securities in a Portfolio or to fairly determine the value of the assets of a Portfolio;
(b)
The SEC, by order, permits us to delay payment in order to protect our policyowners; or
(c)
The check used to pay the premium has not cleared through the banking system. This may take up to fifteen (15) days.
2.
Federal laws enacted to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Benefits Available Under The Policies

The following tables summarize information about the benefits available under the policy.
STANDARD DEATH BENEFIT
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Standard Death Benefit
Guarantees your
beneficiaries will receive a
benefit at least equal to the
greatest of: (i) your
Accumulation Value; (ii) the
Return of Premium Death
Benefit; (iii) the Step-up
Death Benefit; or (iv) the IPR
Death Benefit.
		No additional charge	•Withdrawals could significantly reduce the benefit, possibly by an amount substantially greater than the amount withdrawn.
INVESTMENT PRESERVATION RIDER – P SERIES
(automatically included with the policy)
NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS
Investment Preservation Rider – P Series (IPR)
Protects your investment
from loss for a 10-year
Holding Period. If, after the
Holding Period, your
Accumulation Value is less
than the amount guaranteed,
we will make a one-time
increase to your
Accumulation Value to make
it equal to the guaranteed
amount.

You may request to reset the
guaranteed amount (an IPR
Reset) under certain
circumstances.

Includes an IPR Death
Benefit which is payable
upon the death of the Owner.
1.80% (of daily average accumulation value)
•Included with all policies.
•Can be cancelled only if
NYLIAC suspends the right
to reset.
•Withdrawals could
significantly reduce the
benefit (possibly by an
amount greater than the
actual amount withdrawn).
•Where the IPR Guarantee
Percentage is 101% or
more, and you die during
the first 8 years of the
10-year Holding Period, the
IPR Death Benefit will be
equal to the first year policy
premiums less any
proportional withdrawals. If
you die in the last two
years of the IPR Holding
Period, the IPR Death
Benefit will be equal to the
Guaranteed Amount.
•An IPR Reset starts a new
Holding Period. New
annual charges may apply
after you elect an IPR
Reset.
•If you elect an IPR Reset
where the IPR Guarantee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/ LIMITATIONS

Percentage is 101% or
more, a new Holding
Period will begin as of the
Rider Reset Effective Date.
If you die before the last
two years of the new
Holding Period, the IPR
Death Benefit will be equal
to the Accumulation Value
as of the Rider Reset
Effective Date less any
proportional withdrawals. If
you die in the last two
years of the new Holding
Period, the IPR Death
Benefit will be equal to the
Guaranteed Amount.
•IPR Reset rights may be
suspended or discontinued
and are subject to age
limits.
•The IPR Death Benefit is
only payable if the Owner’s
spouse does not elect to
continue the policy
pursuant to its spousal
continuance option. If the
Owner’s spouse elects to
continue the policy, the
rider will continue and the
IPR Death Benefit will not
be paid.

Description of Benefits

The Standard Death Benefit – Death Before Annuity Commencement
If the Owner dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary(ies), as of the date the New York Life Annuities Service Center receives proof of death and all other required information in Good Order at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. With a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner, unless the surviving spouse has been designated the sole primary beneficiary. In that case, the surviving spouse can choose to continue the policy as discussed below. (See “FEDERAL TAX MATTERS— Taxation of Annuities in General.”) For policies purchased before February 13, 2023 and owned by a grantor trust, benefits will be paid upon the death of any grantor. For policies owned by grantor trusts and purchased after February 13, 2023, benefits will be paid upon the death of the Annuitant. The Standard Death Benefit amount will be the greatest of:
(a)
the Accumulation Value;
(b)
the Return of Premium Death Benefit (described below);
(c)
the Step-up Death Benefit (described below); or
(d)
the IPR Death Benefit (described below).
Return of Premium Death Benefit. The total dollar amount of premium payments made under the policy reduced by any Return of Premium Death Benefit Proportional Withdrawals.
Step-up Death Benefit. The Accumulation Value as of the Policy Anniversary immediately following the expiration of the Surrender Charge Period, reduced proportionally by any amounts withdrawn from the policy since that Policy Anniversary.
IPR Death Benefit. See “DESCRIPTION OF BENEFITS—Investment Preservation Rider – P Series—IPR Death Benefit.”
How the Standard Death Benefit is Calculated
We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:
(1)
you purchase this policy with $200,000 premium payment;
(2)
your IPR Guarantee Percentage is 100%;
(3)
you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000;
(4)
the Accumulation Value is $220,000 on the seventh Policy Anniversary; and
(5)
you die in the eighth Policy Year and the Accumulation Value of the policy has decreased to $175,000.
The Death Benefit is the greatest of:
a)
the Accumulation Value
= $175,000
b)
Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or
= $184,000 (calculated as follows $200,000 - $16,000 = $184,000)
c)
the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or
= $220,000
b)
The IPR Death Benefit;
= $184,000 (calculated as follows $200,000 - $16,000 = $184,000)

In this example, your Beneficiary would receive $220,000.
After the death of the Owner, each Beneficiary has the right to receive their share of the death benefit. Before we make a payment to any Beneficiary, we must receive, at the New York Life Annuities Service Center, proof of death of the Owner and all requirements necessary to make the payment to the Beneficiary (including, but not limited to, an election for the payment method).
We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:
(i)
under a Life Income Payment option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or
(ii)
under another Income Payment option we may offer at the time.
Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the policyowner’s death. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”)
If more than one Beneficiary is named and therefore designated to receive a specified fraction of the death benefit, each Beneficiary will be paid a pro rata portion from the Investment Division (from each Investment Division if more than one Investment Division is offered in the future) in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will then have no further obligations to that Beneficiary. For those Beneficiaries that have not provided the requirements necessary to make such payment to them, we will keep the remaining balance in the Investment Division(s) in which the policy is invested until such necessary requirements are received. Due to market fluctuations, the remaining Accumulation Value may increase or decrease, and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between any other Investment Division that we may offer at any time.
If your spouse (as defined under Federal law) is designated as the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and, (b) the Annuitant, if you were the Annuitant. Please note: if your spouse is not designated as the sole primary beneficiary, when you die, the death benefit will be paid to the beneficiary(ies) you named, even if your spouse was the joint owner of the policy. For policies with one Annuitant, if the Annuitant is not an Owner and the Annuitant dies before the Annuity Commencement Date, when we receive proof of death for the Annuitant, the Owner will become the Annuitant, and the policy will continue. If the policy is jointly owned, the first Owner named will become the Annuitant. For more information about spousal continuance for policies issued in New Jersey, see “APPENDIX 2 –State Variations.”
We will make any distribution or application of policy proceeds within seven (7) days after the New York Life Annuities Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus in Good Order, subject to postponement in certain circumstances. (See “THE POLICIES —Delay of Payments.”)
Investment Preservation Rider –P Series
The policy includes the Investment Preservation Rider – P Series (“IPR”) with a 10-year holding period (“Holding Period”). Your right to cancel the IPR is limited as described below.
The IPR may be appropriate for individuals who appreciate the upside potential that comes with market participation but are also highly sensitive to protecting their premium payment over the Holding Period. The IPR allows you to allocate funds to the Investment Division(s) with greater confidence by understanding that if your allocation(s) perform poorly over the Holding Period, you will not receive less than the rider’s guaranteed amount when the Holding Period ends.

The Holding Period(s) available for new purchases may change from time to time. For current Holding Period(s) applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See Appendix 3 for Holding Period(s) applicable to historical purchases.
The IPR provides a one-time adjustment to your Accumulation Value in the event that your Accumulation Value is less than the amount guaranteed under the IPR on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period. You may request to reset the guaranteed amount (an “IPR Reset”) under certain circumstances, as described below. Certain features of the IPR relating to the IPR Death Benefit may not be available in all jurisdictions; contact your registered representative or see “APPENDIX 2—STATE VARIATIONS” for more information.
The IPR ends on the applicable policy anniversary of the Rider Effective Date (or most recent reset date) for the Holding Period. See “IPR Death Benefit” below for more information about the terms under which such death benefit may continue after the IPR ends. While the IPR is in effect and prior to the IPR Holding Period End Date, we will deduct a daily charge from your Accumulation Value. (See “CHARGES AND DEDUCTIONS — Annual Policy Expenses — Charge for the Investment Preservation Rider – P Series.”) When you make a partial withdrawal (including required minimum distributions from IRAs), we will reduce the amount that is guaranteed (the “Guaranteed Amount”) under the IPR proportionally (“Guaranteed Amount Proportional Reduction”). A Guaranteed Amount Proportional Reduction is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Guaranteed Amount immediately preceding the withdrawal. For example, if you withdrew 10% of the Accumulation Value, your Guaranteed Amount will be reduced by 10%. If your Accumulation Value is less than your Guaranteed Amount, the Guaranteed Amount will be reduced by more than the amount of the withdrawal. It is important to note that if you take any withdrawal (including required minimum distributions from IRAs) while the IPR is in effect, you may not be able to receive the full value of the IPR.
Please note that benefits payable under the IPR are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC. No third–party guarantees are involved.
The IPR Guaranteed Amount
For policies applied for with applications signed on or before April 30, 2023, the IPR Guaranteed Amount will equal 100% of the sum of all premium payments made in the first Policy Year, less all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. An example of how the IPR Guaranteed Amount is calculated, including how we calculate the IPR Guaranteed Amount Proportional Reduction, is shown below in the “DESCRIPTION OF BENEFITS–Investment Preservation Rider – P Series–How the IPR is Calculated” section.
For policies with applications signed on or after May 1, 2023, the Guaranteed Amount will equal the IPR Guarantee Percentage of the sum of all premium payments made in the first Policy Year, minus all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period. The IPR Guarantee Percentage used to determine the IPR Guarantee Amount is subject to change and will depend on when you purchase your policy. Once you purchase the policy, however, the IPR Guarantee Percentage will not change for the life of the IPR. For the current percentage applicable to new purchases, please see the Rate Sheet Prospectus Supplement. See APPENDIX 3 for the IPR Guaranteed Amount percentages applied to historical purchases.
IPR Reset Option
Currently you have the option to reset the Guaranteed Amount on any Policy Anniversary preceding the expiration of the Rider Holding Period, subject to the IPR Reset conditions described below. For a reset, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus.
The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset (the “Rider Reset Effective Date”). At such time, the IPR Guaranteed Amount will be increased to the IPR Guarantee Percentage of the Accumulation Value as of the Rider Reset Effective Date. If the Accumulation Value multiplied by the IPR Guaranteed Percentage is less than the current IPR Guaranteed Amount on the Rider Reset Effective Date, no reset will occur. If your Policy Anniversary is not a Business Day, the Rider Reset Effective Date will take effect on the next Business Day. The latest Rider Reset Effective Date must occur on or before the Annuity Commencement

Date, and the Owner (oldest Owner, if the policy is jointly owned) and the Annuitant (oldest Annuitant, if the policy has joint Annuitants) must be 75 or younger on the Rider Reset Effective Date.
After the reset(s), Guaranteed Amount Proportional Reductions still apply during the new Holding Period. Please be advised that the charge you pay for the IPR after you elect to reset may be different than the charge you paid prior to the Rider Reset Effective Date; provided, however, that such charge will never exceed the guaranteed maximum charge set forth in the “FEE TABLE.” Please see the Rate Sheet Prospectus Supplement that is in effect as of your Rider Reset Effective Date for the charges that will apply to your IPR after reset.
If you reset, a new Holding Period starts. The new Holding Period will be for the same duration as the initial Holding Period. That means if your initial Holding Period was a 10-year Holding Period and you elect to reset in policy year four (4), a new 10-year Holding Period will begin on the Rider Reset Effective Date. You will not be eligible to receive a one-time adjustment to your Accumulation Value until the Policy Anniversary following the end of the new Holding Period. If you elect an IPR Reset where the IPR Guarantee Percentage is 101% or more, if you die before the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Accumulation Value as of the Rider Reset Effective Date less any proportional withdrawals. If you die in the last two years of the new Holding Period, the IPR Death Benefit will be equal to the Guaranteed Amount.
Example of an IPR Reset
In this example, we have assumed the following:
(1)
An initial premium payment of $100,000 is made;
(2)
Your IPR Guarantee Percentage is 100%; therefore, the Guaranteed Amount equals 100% of the premium payment less all Guaranteed Amount Proportional Reductions made during the rider Holding Period;
(3)
On Policy Year 4, after deduction of all cumulative policy fees and charges, your Accumulation Value increases due to market gain to $130,000;
(4)
Because you have experienced market gains by Policy Year 4, you decide to request an IPR Reset as of the 4th Policy Anniversary;
(5)
After the reset, your new Guaranteed Amount is $130,000; and
(6)
Your Holding Period End Date is extended an additional 10 years (Policy Year 14).
We can suspend or discontinue the ability to reset the Guaranteed Amount at any time in our sole discretion on a nondiscriminatory basis. If we decide to suspend or discontinue the ability to reset the Guaranteed Amount, we will promptly notify you in writing. Please contact your registered representative for more information.
A policyowner may cancel an IPR Reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date. If you cancel your request to reset, no change will be made to the IPR’s Guaranteed Amount, IPR Holding Period, IPR Holding Period End Date, (if previously reset, the Rider Reset Effective Date), allocation restrictions, the IPR Charge, if applicable.
You may make more than one IPR Reset request during the term of the IPR, subject to the IPR Reset conditions and terms. Each IPR Reset request will reset the Guaranteed Amount only once (on the next Rider Reset Effective Date). In the future, we may make an automatic reset option available that will allow you to request automatic successive IPR Resets for the period you select (e.g., annually, next three years, etc.) Any such automatic IPR Reset request will be subject to the same conditions as a one-time IPR Reset request.
The Benefit under the IPR
With the IPR, you do not have to surrender the policy to receive any applicable benefit. You will be eligible to receive any benefit payable on the Policy Anniversary for the Holding Period after the later of the Policy Date or the most recent reset date. You do not need to take any action. We will inform you in writing if you are eligible to receive the one-time adjustment to your Accumulation Value under the IPR. We will also inform you of your options in the event that such one-time adjustment is made to your Accumulation Value which are to (i) surrender the policy and receive the adjusted Accumulation Value (which may be subject to surrender charges), or (ii) continue the policy at the adjusted Accumulation Value, which is subject to market fluctuation. If you are eligible to receive an adjustment, we will credit an amount to your Accumulation Value. If you surrender the policy, amounts paid to you under the IPR may be taxable and you may be subject to a 10% penalty tax if such amounts are paid before you reach age 59½.
The Effects of the Withdrawals on the IPR
It is important to note that any withdrawal reduces the Guaranteed Amount proportionally. While the IPR is in effect, withdrawals will be deducted proportionally from the Investment Division(s). For example, assume that you are in your first Policy Year and the IPR Guarantee Percentage is 100%. You made a premium payment of $100,000, so your Guaranteed Amount will be 100% of the sum of all premium payments that we receive in the first Policy Year, (i.e., $100,000). Assume further, however, that your Accumulation Value immediately dropped due to negative market performance and is now only $80,000. If you requested a withdrawal of $20,000 at a time where your Accumulation Value was less than the Guaranteed Amount, the Guaranteed Amount Proportional Reduction would operate to lower the Guaranteed Amount by $25,000. Your Guaranteed Amount after the withdrawal would be $75,000. Although you only requested a withdrawal of $20,000, it resulted in a $25,000 reduction of the benefit guaranteed by the IPR. A withdrawal, therefore, may have a greater impact on the value of the benefit than would a payment made in the same amount. Please consult your registered representative before making a withdrawal to discuss its impact on your IPR benefit. As a result, the IPR may not be appropriate for you if you intend to take withdrawals (including required minimum distributions from IRAs) before the end of the Holding Period. You should consult your tax advisor if you have any questions about the use of the IPR in your tax situation.
Cancellation of the IPR
Your policy includes the IPR and you may only cancel the IPR if we suspend your right to reset the Guaranteed Amount at any time. Should this occur, we will promptly notify you in writing. Within thirty (30) days after receipt of our written notification regarding the suspension or discontinuation of the Rider Reset option, you may cancel the IPR. To cancel, you must return the IPR to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus or to the registered representative through whom you purchased the policy with a written request for cancellation. Upon receipt of this request, we will promptly cancel the IPR. We will not deduct the IPR charge after the IPR is cancelled.
The IPR will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to receive a potential one-time adjustment to your Accumulation Value. Therefore, you should not purchase the policy unless you intend to keep the IPR at least through the Holding Period.
In most jurisdictions, the IPR will terminate if an ownership change or assignment of the policy is made, other than as explicitly described in the rider. For more information where an ownership change will not terminate the IPR, see APPENDIX 2 – State Variations.
How the IPR is Calculated
We have set forth below an example of how the benefit from the IPR may be realized and how withdrawals (including required minimum distributions from IRAs) will impact the IPR Guaranteed Amount and how we calculate the Guaranteed Amount Proportional Reduction. In this example, we have assumed the following:
(1)
A premium payment of $100,000 is made:
(2)
Your IPR Guarantee Percentage is 100%; therefore the Guaranteed Amount equals 100% of the sum of all premium payment(s), less all Guaranteed Amount Proportional Reductions made during the Holding Period;
(3)
A withdrawal of $20,000 is made in the eighth policy year;
(4)
The Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and;
(5)
As of the Holding Period End Date, the Accumulation Value on the Policy Anniversary corresponding to the Holding Period you chose has decreased to $50,000;

The Guaranteed Amount when we issued the policy was $100,000. When the withdrawal was made in the eighth Policy Year, we reduced the Guaranteed Amount by the amount of the Guaranteed Amount Proportional Reduction. We calculated the amount of the Guaranteed Amount Proportional Reduction by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the Guaranteed Amount immediately preceding the withdrawal.
Guaranteed Amount Proportional Reduction = ($20,000/$80,000) x $100,000 = $25,000
To determine the new Guaranteed Amount after the withdrawal, we subtracted the amount of the Guaranteed Amount Proportional Reduction from the initial Guaranteed Amount: ($100,000 – $25,000) = $75,000.
On the Policy Anniversary, the Accumulation Value ($50,000) is less than the Guaranteed Amount of $75,000. Therefore, you are eligible to receive a one–time adjustment to your Accumulation Value of $25,000.
After the adjustment is paid, the rider will end. See “IPR Death Benefit” below, regarding the terms under which such death benefit may continue after the IPR ends.
Upon your death, the policy will terminate unless your spouse chooses to continue the policy. Your spouse must be designated the sole primary beneficiary to continue the IPR and the policy. If your spouse chooses to continue the IPR and the policy, no death benefit proceeds will be paid upon your death.
IPR Death Benefit
The IPR death benefit is available in jurisdictions where approved. The IPR death benefit is not available in New York.
For the policies where the IPR Guarantee Percentage is 100% or less:
If the Owner dies on or before the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(a).
If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(b).
(1)
The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)
(2)
The IPR death benefit, which is:
(a)
The Guaranteed Amount; or
(b)
The Guaranteed Amount on the IPR Holding Period End Date, reduced proportionally for partial withdrawals taken after the IPR Holding Period End Date.
For the IPR death benefit in (b) above, the proportional reduction for partial withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR death benefit immediately preceding the withdrawal.
For the policies where the IPR Guarantee Percentage is 101% or more:
If the Owner dies within the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(a).
If the Owner dies before the last two (2) years of the rider Holding Period and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(b).
If the Owner dies after the Holding Period End Date and the Owner’s spouse does not continue the policy pursuant to the policy’s death benefit provisions, the death benefit will be equal to the greater of 1 and 2(c).

(1)
The amount of the death benefit payable under the policy. (See “DESCRIPTION OF BENEFITS – The Standard Death Benefit–Death Before Annuity Commencement”.)
(2)
The IPR death benefit, which is:
(a)
The Guaranteed Amount; or
(b)
A portion of the Guaranteed Amount which is determined by dividing the Guaranteed Amount by the applicable IPR Guarantee Percentage as reflected on your IPR rider data page (See the Rate Sheet Prospectus Supplement for the IPR Guaranteed Amount Percentage applicable for new purchases); or
(c)
The Guaranteed Amount on the Holding Period End Date reduced proportionally for withdrawals taken after the Holding Period End Date.
For the IPR death benefit in (c) above, the proportional reduction for withdrawals is equal to the amount withdrawn (including any Surrender Charges that you may incur as a result of the withdrawal), divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the IPR death benefit immediately preceding the withdrawal.
Payment of a death benefit terminates the IPR.
It is important to note that for purposes of calculating the Guaranteed Amount under the IPR death benefit, any withdrawals (including required minimum distributions) proportionally reduce the Guaranteed Amount. The reduction in the Guaranteed Amount may be significant, particularly when the Accumulation Value is lower than the Guaranteed Amount.
Calculation of the Death Benefit
We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 100%. In this example, we have assumed the following:
(1)
you purchase this policy with $200,000 premium payment;
(2)
your IPR Guarantee Percentage is 100%;
(3)
you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000;
(4)
the Accumulation Value is $220,000 on the seventh Policy Anniversary; and
(5)
you die in the eighth Policy Year and the Accumulation Value of the policy has decreased to $175,000.
The Death Benefit is the greatest of:
a)
the Accumulation Value
= $175,000
b)
Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or
= $184,000 (calculated as follows $200,000 - $16,000 = $184,000)
c)
the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or
= $220,000
d)
The IPR Death Benefit;
= $184,000 (calculated as follows $200,000 - $16,000 = $184,000)
In this example, your Beneficiary would receive $220,000.
We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 101% or more and the owner dies before the last 2 years of the IPR Holding Period. In this example, we have assumed the following:
(1)
you purchase this policy with $200,000 premium payment;

(2)
your IPR Guarantee Percentage is 105%;
(3)
you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000;
(4)
the Accumulation Value is $220,000 on the seventh Policy Anniversary; and
(5)
you die in the eighth Policy Year and the Accumulation Value of the policy has decreased to $175,000.
The Death Benefit is the greatest of:
a)
the Accumulation Value
= $175,000
b)
Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or
= $184,000 (calculated as follows $200,000 - $16,000 = $184,000)
c)
the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or
= $220,000
d)
The IPR Death Benefit;
= $184,000 (calculated as follows $210,000 - $16,000 = $193,200
$193,200 / 105% = 184,000)
In this example, your Beneficiary would receive $220,000.
We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 101% or more and the owner dies within the last 2 years of the IPR Holding Period. In this example, we have assumed the following:
(1)
you purchase this policy with $200,000 premium payment;
(2)
your IPR Guarantee Percentage is 105%;
(3)
the Accumulation Value is $205,000 on the seventh Policy Anniversary; and
(4)
you die in the ninth Policy Year and the Accumulation Value of the policy has decreased to $175,000.
The Death Benefit is the greatest of:
a)
the Accumulation Value
= $175,000
b)
Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or
= $200,000
c)
the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or
= $205,000
d)
The IPR Death Benefit;
= $210,000 (calculated as follows $200,000 x 105% = $210,000)
In this example, your Beneficiary would receive $210,000.
Example of Death Benefit after an IPR Reset
We have set forth below an example of how the death benefit is calculated where the IPR Guarantee Percentage is 101% or more, the owner elects a reset on the second Policy Anniversary and the owner dies before the last 2 years of the new Holding Period. In this example, we have assumed the following:
(1)
you purchase this policy with $200,000 premium payment;
(2)
your IPR Guarantee Percentage is 105%;

(3)
you elect to reset your Guaranteed Amount on the second Policy Anniversary; and the Accumulation Value on the second Policy Anniversary is $250,000;
(4)
you make a $20,000 withdrawal after the second Policy Anniversary; and the Accumulation Value immediately preceding the withdrawal is $250,000;
(5)
the Accumulation Value is $220,000 on the seventh policy Anniversary; and
(6)
you die in the ninth Policy Year (due to the IPR Reset, this is seventh year of the new Holding Period) and the Accumulation Value of the policy has decreased to $175,000.
The Death Benefit is the greatest of:
a)
the Accumulation Value
= $175,000
b)
Premium payment less any Return of Premium Death Benefit Proportional Withdrawal; or
= $184,000 (calculated as follows $200,00 - $16,000 = $184,000
c)
the Step-up Death Benefit, which was the Accumulation Value at the end of the seventh Policy Year, or
= $220,000
d)
The IPR Death Benefit;
= $230,000 (calculated as follows $262,500 - $21,000 = $241,500
$241,500 / 105% = $230,000)
In this example, your Beneficiary would receive $230,000.
Rate Sheet Prospectus Supplement for the IPR
We use a Rate Sheet Prospectus Supplement to describe (i) the current charges and IPR Guarantee Percentages applicable to new purchases; (ii) the current charges for resets of the IPR; and (iii) Holding Periods currently available with the IPR for new purchases. Please see the Rate Sheet Prospectus Supplement for the current charges, IPR Guarantee Percentages and Holding Periods applicable to new purchases and for the current charges for resets of the IPR Rider. For all historical charges, Holding Periods and IPR Guarantee Percentages applicable to prior purchases and IPR Resets, please see APPENDIX 3.
We may issue new Rate Sheet Prospectus Supplements in the future that will reflect (i) revised current charges, Holding Periods and IPR Guarantee Percentages for new purchases and (ii) revised current charges for IPR Resets. It is important that you know the current charge and current IPR Guarantee Percentages as of the date you apply for a policy. In the event we publish a new Rate Sheet Prospectus Supplement after the date your application is signed but before we issue your policy, we will apply the charge and IPR Guarantee Percentage in effect on the date of your signed application.
For IPR Resets, if we issue a new Rate Sheet Prospectus Supplement after the date you send in your written request to reset your IPR but before the Rider Reset Effective Date, we will apply the charge in effect on the Rider Reset Effective Date. Please be advised that the charges you pay for the IPR after you elect to reset may be different than the charges you paid prior to the Rider Reset Effective date and could be more or less than the current charge reflected in the Rate Sheet Supplement at the time of your election to reset, provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “FEE TABLE.” If you are not satisfied with the new charges you pay for the IPR after you elect to reset, you may cancel the reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date with no penalty.
The charges and guaranteed amount percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File No. 333-228039) and can also be obtained online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries or at no cost by calling our New York Life Annuities Service Center at 1-800-762-6212.

Charges And Deductions

Transaction Expenses
Surrender Charges
Since no deduction for a sales charge is made from the premium payment, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge applies to certain amounts applied under certain Income Payment options.
If you surrender your policy, we deduct the surrender charge from the amount paid to you. If you make a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Investment Division(s) from which the partial withdrawals are made, or from the amount paid to you. If you specify the Investment Division(s) from which to make the withdrawal, we will deduct the surrender charge pro-rata according to your instructions. If the remaining value in the Investment Division is less than the necessary surrender charge, we will not process the withdrawal. However, you can withdraw any investment gains under your policy without a surrender charge (see “CHARGES AND DEDUCTIONS—Transaction Expenses—Exceptions to Surrender Charges”, below).
The guaranteed maximum surrender charge will be 7% of the amount withdrawn. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following the Policy Date. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two (2) Policy Years is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the seventh Payment Year, after which no charge is made, as shown in the following chart:
Amount of Surrender Charge
Policy Year	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	0%
In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total premium payments.
Exceptions to Surrender Charges
We will not assess a surrender charge:
(a)
on amounts you withdraw in any Policy Year that are less than or equal to the greatest of (i) ten percent (10%) of the Accumulation Value at the beginning of the Policy Year (or ten percent (10%) of the premium payment if the withdrawal is made in the first Policy Year) less any prior partial withdrawals made during the Policy Year that were free of Surrender Charges; (ii) ten percent (10%) of the current Accumulation Value, less any prior partial withdrawals made during the Policy Year that were free of Surrender Charges; or (iii) that portion of the Accumulation Value at the time of the withdrawal that exceeds the premium payments.
(b)
if NYLIAC cancels the policy;

(c)
when we pay proceeds upon the death of the policyowner;
(d)
if you exercise your right to cancel your policy during the Free Look period;
(e)
when you select an Income Payment option involving life income in any Policy Year after the first Policy Anniversary;
(f)
when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);
(g)
on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and
(h)
when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments
Transfer Fees
Currently, the policy offers only one Investment Division. Accordingly, the policy currently does not provide for transfers. In the future, we may make additional Investment Divisions available, in which case we may permit you to transfer Accumulation Value between Investment Divisions. If we make additional Investment Divisions available and allow transfers in the future, we reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year, subject to any applicable state insurance law requirements. The charge is to compensate us for the expense of processing the transfer. The transfer charge, if applicable, will be assessed at the time that the transfer is processed. Each time you request a transfer, we will assess the transfer charge, if applicable. Separate requests submitted on the same day will each be treated as separate transfers.
Payments Returned for Insufficient Funds
If your premium payment is returned for insufficient funds, we reserve the right to charge you a $30 fee for each returned payment. The charge is to compensate us for the expense of processing the returned payment. This charge, if applicable, will be assessed at the time the payment is reversed and will be deducted from your Accumulation Value. In addition, the Portfolio may also redeem shares to cover any losses it incurs as result of a returned payment.
Annual Policy Expenses
Base Contract Charges (M&E Charge)
Prior to the Annuity Commencement Date, we deduct a charge from the assets of the Separate Account to compensate us for certain mortality and expense risks and administrative costs (M&E Charge) we assume under the policies and for providing policy administration services.
We reduce the M&E Charge at the end of the period during which a surrender charge applies to the initial premium payment (the "Surrender Charge Period").
We assess the following M&E Charges:
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During the Surrender Charge Period the M&E Charge is 1.20% (annualized) of the daily average Accumulation Value.
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After the end of the Surrender Charge Period the M&E Charge is 1.00% (annualized) of the daily average Accumulation Value.
The M&E Charge may vary based on the Accumulation Value of the policy when the M&E Charge is assessed. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these proceeds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.
The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services. We expect to make a profit from this charge, which we may use for any purpose.
Charge for the Investment Preservation Rider – P Series
The policy includes the IPR with a current charge that is an annualized percentage of the daily average Accumulation Value. The current charge for the IPR is subject to change and will depend on the date your application is signed. See the Rate Sheet Prospectus Supplement for the current charge applicable to new purchases of the IPR.
The guaranteed maximum annual charge is 1.80% (annualized) of the daily average Accumulation Value. We may set a lower charge at our sole discretion.
If you reset the amount that is guaranteed, a new charge for the IPR may apply. This charge may be more or less than the charge currently in effect on your policy but will never exceed the stated guaranteed maximum. The charge in effect on the Rider Effective Date or on the Rider Reset Effective Date of any reset will not change after the date the rider (or any reset) becomes effective, unless you again reset the amount that is guaranteed. After a reset, we will continue to deduct the current charge until the day before the Rider Reset Effective Date.
The IPR can be cancelled under limited circumstances. (See “DESCRIPTION OF BENEFITS—Investment Preservation Rider – P Series”). If you cancel your rider, this charge will stop.
Annual Portfolio Expenses
Portfolio fees and expenses are deducted from and paid out of the assets of the Portfolios. The value of the assets of the Separate Account will indirectly reflect the Portfolios’ total fees and expenses. The Portfolios’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Portfolio’s prospectus and/or SAI. A complete list of Portfolios available under the policy, including their annual expenses, may be found in APPENDIX 1.
Certain Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Portfolio fees and deduct them from your Accumulation Value or transaction proceeds.
Taxes
NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.
We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.
Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.
NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.
Distributions Under The Policy

Surrenders and Withdrawals
You can make partial withdrawals, periodic partial withdrawals, or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request in Good Order to the New York Life Annuities Service

Center at one of the addresses listed on the “CONTACTING NYLIAC” section of this Prospectus or utilize any other method we make available. Faxed and e-mailed requests are not currently accepted, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that the New York Life Annuities Service Center receives the written request, less any surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online at www.newyorklifeannuities.com. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “THE POLICIES—Delay of Payments”).
Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.
Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals made before the Owner attains age 59½ (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)
Surrenders
We may deduct a surrender charge and any state premium tax from the amount paid. For surrender requests over $50,000, we may require additional verification of your identity before the request can be deemed in Good Order. For surrender requests of any size, if your address or bank account information has been on file with us for less than thirty (30) days, we may require additional verification of your identity before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. (See “ANNUITY PAYMENTS (THE INCOME PHASE)—Income Payments.”) Surrenders may be taxable transactions and a 10% penalty tax may be applicable if the surrender is made before the Owner attains age 59½. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”)
Partial Withdrawals
The minimum amount that can be withdrawn is $500 unless we agree otherwise. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the New York Life Annuities Service Center or online at www.newyorklifeannuities.com. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS— Taxation of Annuities in General.”)
If honoring a partial withdrawal request would result in an Accumulation Value that would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.
Currently, online withdrawals cannot exceed $250,000. Also note that we may require additional verification of your identity for written or telephone partial withdrawal requests for amounts greater than $50,000 before the request can be deemed in Good Order. For withdrawal requests of any size, if your address or bank account information has been on file with us for less than thirty (30) days, we may require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than ninety (90) days old or that had an ownership change within thirty (30) days of such partial withdrawal request must be made in writing and sent to the New York Life Annuities Service Center at one of the addresses noted in the “CONTACTING NYLIAC” section of this Prospectus. E-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion.
Periodic Partial Withdrawals
You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process periodic partial withdrawals, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus, or utilize any other method we make available. NYLIAC must receive a request no later than five (5) Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. E-mailed requests are not currently accepted; however, we reserve the right to accept them at our discretion. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS— Taxation of Annuities in General.”) We will withdraw the money from the applicable Investment Division.
It is important to note that any withdrawal reduces the IPR Guaranteed Amount and the Standard Death Benefit proportionally.
Required Minimum Distributions
The age when required minimum distributions must begin for IRAs is based on your “applicable age” as defined in the Code.
If you were born prior to July 1, 1949, your applicable age was 70½. If you were born on or after July 1, 1949, and before January 1, 1951, your applicable age was 72. If you were born on or after January 1,1951 and before January 1, 1960, your applicable age is 73. If you were born on or after January 1, 1960, your applicable age is 75.
For IRAs the policyowner is generally not required to start taking required minimum distributions until April 1st of the year following the calendar year he or she attains their applicable age.
Our Right to Cancel
If the Accumulation Value of your policy would provide Income Payments of less than $20 per month on the Annuity Commencement Date, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.
Annuity Payments (The Income Phase)

Annuity Commencement Date
The income phase of your policy occurs when you begin receiving regular payments from us (Income Payments). The Annuity Commencement Date is the day those Income Payments begin (sometimes referred to as annuitization of the policy) unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The Annuity Commencement Date is the date specified on the Policy Data Page, but is usually the date you attain age 95. The earliest possible Annuity Commencement Date is the first Policy Anniversary. If we agree, you may change the Annuity Commencement Date to an earlier date. If we agree, you may also defer the Annuity Commencement Date to a later date, which could be as late as the date you attain age 115, provided that we receive notice of the request in Good Order at least one month before the last selected Annuity Commencement Date, and that applicable state law permits a deferral to such date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. You may not withdraw any

Accumulation Value from your policy after the Annuity Commencement Date. Any request for a partial withdrawal must be received at least 30 days prior to the Annuity Commencement Date.
The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.
Income Payments
Election of Income Payment Options
On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. For most policies, Income Payments will not be less than those that we would provide to the same class of Annuitants if the Accumulation Value, less any applicable Surrender Charges, was used to purchase any single premium immediate annuity offered by NYLIAC on the Annuity Commencement Date.  For more information about policies issued in New York, California, Delaware, Florida, North Dakota, South Dakota, and Washington DC, see APPENDIX 2, State Variations.
Unless you instruct us otherwise, we will make Income Payments under the Life Income – Guaranteed Period Payment Option, under which we will make equal Income Payments for your lifetime or for ten (10) years, if you die before receiving ten (10) years of Income Payments. (See “ANNUITY PAYMENTS” in the Statement of Additional Information.) However, on or before the Annuity Commencement Date, you can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Annuity Commencement Date. If the Life Income – Guaranteed Period Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in Good Order to the New York Life Annuities Service Center at one of the addresses listed in the “CONTACTING NYLIAC” section of this Prospectus. However, once payments begin, you may not change the option. If a life Income Payment option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Guaranteed Period Payment Option in the same specified amount and over the life of the Annuitant(s) with a guarantee of ten (10) years of payments, even if an Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.
A policyowner may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax–deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under the policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)
It is important to note that partial annuitizations reduce the IPR Guaranteed Amount and death benefit proportionally.
Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.
Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)
Proof of Survivorship
We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled Payment Date.

Federal Tax Matters

Introduction
The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 408, or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments, and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.
Taxation of Annuities in General
The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.
Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax advisor. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.
In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero.
Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible.
Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable.

If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.
A policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the Annuitant’s life (or the lives of the joint Annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.
In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59½, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy. For more details regarding this penalty tax and other exemptions that may be applicable, please consult a tax adviser.
All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the extent to which an amount not received as an annuity is includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.
A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.
3.8 Percent Tax on Certain Investment Income
In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., an IRA) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012, the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of the policy, distributions or withdrawals from the policy, or the exercise of other rights and features under this annuity contract.
Partial Section 1035 Exchanges
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this Prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.
Qualified Policies
Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.
(a) Individual Retirement Annuities.
Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA," including an employer-sponsored Simplified Employee Pension or “SEP.” Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.
(b) Roth Individual Retirement Annuities.
Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. A direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.
The Qualified Policies (other than Roth IRAs during the owner’s life) are subject to the RMD rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. As of January 1, 2023, for each calendar year that an RMD is not timely made, a 25% excise tax is imposed on the amount that should have been distributed but was not. If a failure to take an RMD is corrected in a timely manner, as prescribed under the Code, the excise tax is reduced to 10 percent.
Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).
Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax–qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.
Effective as of December 29, 2022, if distributions from your IRA are made in the form of an annuity, and the annuity payments in a year exceed the amount that would be required to be distributed for the year under the rules for non-annuitized accounts (determined by treating the IRA’s account balance as including the value of the annuity), the excess can be counted towards satisfying the required minimum distribution with respect to any non-annuitized account balance in your IRA(s). You should consult your tax advisor if you want to use this special rule.
Taxation of Death Benefits
The tax treatment of amounts distributed from your contract upon the death of the policyowner or Annuitant depends on whether the policyowner or Annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.
Distribution and Compensation Arrangements

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker–dealer. The firm is an indirect wholly–owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.
The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products which may include products of New York Life or its affiliates and products of other companies.
The selling broker-dealer, and in turn your registered representative, receive compensation for selling you the policy described in this Prospectus, which may differ from the compensation paid by other companies for sales of their products. Differences in compensation have the potential to influence the recommendation made by your registered representative or broker-dealer. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions we pay to broker-dealers for sales of the policy described in this Prospectus is not expected to exceed 8% of all premiums received.
The total commissions paid for New York Life Premier Variable Annuity – P Series policies during the fiscal years ended December 31, 2025, 2024 and 2023 were $475,475, $492,040 and $916,419, respectively.
Certain New York Life employees involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.
Additional Information about Risks

Information System Failures and Cybersecurity Risks
We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including online service at

www.newyorklifeannuities.com, and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks/ransomware. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites, and other operational disruption, and unauthorized use, abuse, and/or release of confidential customer information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches. Despite these controls and plans, systems failures and cyber-attacks/ransomware affecting New York Life and any of its affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries, and other service providers and business partners may have a material, negative impact on us and your policy Accumulation Value. For instance, system failures and cyber-attacks/ransomware may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from www.newyorklifeannuities.com, or with the underlying funds or cause other operations issues; (ii) impact our ability to calculate Accumulation Unit Values and your policy’s Accumulation Values; (iii) cause the release, loss, and/or possible destruction of confidential customer and/or business information; (iv) subject us and/or our service providers, business partners, and intermediaries to regulatory fines, litigation, and financial losses, and/or cause us reputational damage. System failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks/ransomware.
Risks from Serious Infectious Disease Outbreaks
Our ability to administer your policy is subject to certain risks – common to all insurers and financial service providers – that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics, or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks – and general concerns about the course and effects of such outbreaks – not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.
Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications, or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak – may have a material, adverse effect on us, our ability to administer your policy, and your policy Accumulation Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by (i) interfering with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklifeannuities.com or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting, among other things, our ability to calculate accumulation unit values and policy cash values or to administer policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners, and intermediaries to regulatory fines, litigation, financial losses, and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy's Accumulation Value to decrease in value. There can be no assurance that we, the underlying funds, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to serious infectious disease.

Legal Proceedings

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.
Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Separate Accounts, the ability of NYLIFE Distributors to perform its contract with the Separate Accounts, NYLIAC's financial position, or the ability of NYLIAC to meet its obligations under the Contracts; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.
Voting Rights

The Portfolios are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. Based on our current interpretation of applicable law, NYLIAC will vote the Portfolio shares held in the Investment Divisions at special shareholder meetings of the Portfolios in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Portfolio shares in its own right, we may elect to do so.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub–classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Investment Divisions, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi–annual report.
The policies have a single Investment Division. The Investment Division offered with the New York Life Premier Variable Annuity – P Series is the Fidelity® VIP FundsManager® 60% Portfolio – Investor Class. We may make additional Investment Divisions available in the future. For available Investment Division(s), see APPENDIX 1: Investment Options Available Under the Policy. For certain California policies, your Accumulation Value may be allocated to the Fidelity® VIP Government Money Market Portfolio – Investor Class Investment Division during the Free Look period, as described in “THE POLICIES—Your Right to Cancel (“Free Look”)—California Free Look Requirements for Purchasers Age 60 and Over” section of the Prospectus. Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.
We will determine the number of votes of the Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.
If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. Any shares owned by NYLIAC and its affiliates will also be voted proportionately in accordance with those instructions. As a result, a small number of policyowners may control the outcome of the vote. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Portfolio.

Financial Statements

The statutory statements of financial position of NYLIAC as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025 (including the report of the independent registered public accounting firm) and each of the Investment Divisions of the Separate Account's statement of assets and liabilities as of December 31, 2025 , and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are incorporated by reference in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

Appendix 1
Investment Options Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the Prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-pseries. You can also request this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212 or by sending an email request with your name and mailing address to PremierPProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
The Fidelity® VIP Government Money Market Portfolio is available only during the Free Look period and only to California purchasers who are Age 60 or over.
Type	Portfolio Adviser/Sub–adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Investor Class Adviser: Fidelity® Management & Research Company LLC (“FMR”)	0.63%	15.71%	6.67%	8.19%
Money Market	Fidelity® VIP Government Money Market Portfolio — Investor Class Adviser: FMR / Subadvisers: Other investment advisers	0.28%	4.10%	3.08%	2.01%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025  reflect temporary fee reductions under such an arrangement.
Appendix 1-1

Appendix 2
State Variations
State	Features/Benefits	State Variation
California	See “THE POLICIES—Investment Preservation Rider – P Series”	An ownership change or assignment of the policy does not terminate the Investment Preservation Rider – P Series.
Income Payments
Income Payments may be less than those that
we would provide to the same class of
Annuitants if the Accumulation Value, less any
applicable Surrender Charges, was used to
purchase any single premium immediate
annuity we offer on the Annuity
Commencement Date.

Delaware	Income Payments
Income Payments may be less than those that
we would provide to the same class of
Annuitants if the Accumulation Value, less any
applicable Surrender Charges, was used to
purchase any single premium immediate
annuity we offer on the Annuity
Commencement Date.

Florida	See “The POLICIES—Your Right to Cancel (“Free Look”)”	You may cancel the policy within 21 days from the date you received it and receive (i) any policy charge, (ii) and the Accumulation Value.
	See “THE POLICIES—Investment Preservation Rider – P Series”	An ownership change or assignment of the policy does not terminate the Investment Preservation Rider – P Series.
Income Payments
Income Payments may be less than those that
we would provide to the same class of
Annuitants if the Accumulation Value, less any
applicable Surrender Charges, was used to
purchase any single premium immediate
annuity we offer on the Annuity
Commencement Date.

Appendix 2-1

State	Features/Benefits	State Variation
Illinois	Civil Union Partner Endorsement
Civil Union partners are permitted to continue
the policy under the spousal continuance
provisions with the following exceptions. If your
Civil Union Partner continues the policy after
your death, your Civil Union Partner will have
all rights of ownership. However, to comply
with the Internal Revenue Code and the
applicable Treasury Regulations, the entire
proceeds of the policy must be either be:
(a) disbursed within five years of the
original Owner’s death; or
(b) placed under the Life Income –
Guaranteed Period Payment Option or
any other Income Payment option that is
available at that time, provided that
such payments are made over the life of
the Civil Union Partner or over a number
of years that is not more than the life
expectancy of the Civil Union Partner
(as determined for federal tax purposes)
at the time of the original Owner’s
death, and begin within one year after
the original Owner’s death.

New Jersey	Civil Union Partner Endorsement
Civil Union partners are permitted to continue
the policy under the spousal continuance
provisions with the following exceptions. If your
Civil Union Partner continues the policy after
your death, your Civil Union Partner will have
all rights of ownership. However, to comply
with the Internal Revenue Code and the
applicable Treasury Regulations, the entire
proceeds of the policy must be either be:
(a) disbursed within five years of the
original Owner’s death; or
(b) placed under the Life Income –
Guaranteed Period Payment Option or
any other Income Payment option that is
available at that time, provided that
such payments are made over the life of
the Civil Union Partner or over a number
of years that is not more than the life
expectancy of the Civil Union Partner
(as determined for federal tax purposes)
at the time of the original Owner’s
death, and begin within one year after
the original Owner’s death.

Appendix 2-2

State	Features/Benefits	State Variation
New York	See “THE POLICIES—Investment Preservation Rider – P Series”
(a) While a policy is in force we may not
suspend or discontinue your right to
reset the guaranteed amount.
(b) An ownership change or assignment of
the policy does not terminate the IPR.
(c) The name of the IPR is “Guaranteed
Minimum Account Benefit”.
(d) The IPR Guaranteed Amount will not be
lower than 100% of the premium
payments made in the first Policy Year.

	IPR Death Benefit	The IPR Death Benefit is not available.
Income Payments
Income Payments will not be less than those
that we would provide to the same class of
Annuitants if the Accumulation Value was used
to purchase any single premium immediate
annuity offered by NYLIAC on the Annuity
Commencement Date.

North Dakota	See “THE POLICIES—Your Right to Cancel (“Free Look”)”
You may cancel the policy within twenty (20)
days from the date you received it and receive
the Accumulation Value at the time the
cancellation request is made without any
surrender charges being applied, plus the
premium paid for any riders.

Income Payments
Income Payments may be less than those that
we would provide to the same class of
Annuitants if the Accumulation Value, less any
applicable Surrender Charges, was used to
purchase any single premium immediate
annuity we offer on the Annuity
Commencement Date.

South Dakota	Income Payments
Income Payments may be less than those that
we would provide to the same class of
Annuitants if the Accumulation Value, less any
applicable Surrender Charges, was used to
purchase any single premium immediate
annuity we offer on the Annuity
Commencement Date.

Washington DC	Income Payments
Income Payments may be less than those that
we would provide to the same class of
Annuitants if the Accumulation Value, less any
applicable Surrender Charges, was used to
purchase any single premium immediate
annuity we offer on the Annuity
Commencement Date.

Appendix 2-3

Appendix 3
HISTORICAL CHARGES AND VALUES FOR CERTAIN OPTIONAL BENEFITS
The percentage applicable for determining the Guaranteed Amount under IPR for policies with an application signed before October 2, 2023 is:
IPR Guarantee Percentage
Holding Period	Percentage
10 Year Holding Period	100%
Appendix 3-1

Back Cover Page
The Statement of Additional Information (SAI) dated May 1, 2026 contains more information about the policies and the Separate Account. The SAI has been filed with the SEC and is incorporated by reference into this Summary Prospectus. The SAI is posted on our website, https://dfinview.com/NewYorkLife/TAHD/premier-pseries. For a free paper copy of the SAI, to request other information about the policies, and to make investor inquiries call us at (800) 762-6212 or write to us at the New York Life Annuities Service Center at NYL Annuities – TPD, Mail Code 7390, P.O. Box 7247, Philadelphia PA 19170-7390.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000207404

Statement of Additional Information
May 1, 2026
for
New York Life Premier Variable Annuity - P Series
From
New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue,
New York, New York 10010
Investing in
NYLIAC Variable Annuity Separate Account-III
This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Premier – P Series Variable Annuity Prospectus. You should read the SAI in conjunction with that Prospectus dated May 1, 2026. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at (800) 762-6212 or writing to NYL Annuities - TPD, Mail Code 7390, P.O. Box 7247, Philadelphia, PA 19170-7390. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premier – P Series Prospectus.
Table of Contents

General Information and History

New York Life Insurance and Annuity Corporation
New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this SAI, NYLIAC offers life insurance policies and other annuities.
NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $223.5 billion at the end of 2025. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.
The Separate Account
Separate Account-III was established on November 30, 1994 pursuant to a resolution of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account. Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account's assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the any other separate account of NYLIAC.
The Policies

The following provides additional information about the policies and supplements the description in the Prospectus.
Valuation of Accumulation Units
Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.
We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) by the following formula:
(a/b) – c
Where:	a	=	the result of:
(1) the net asset value per share of the Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus
(2) the per share amount of any dividend or capital gain distribution made by the Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;
	b	=	the net asset value per share of the Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and
	c	=	the daily Base Contract Charge, which is 1/365th* of the annual Base Contract Charge shown on the Policy Data Page.
	*		In a leap year, this calculation is based on 366 days.
The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.
2

Additional information about risks (Non-Principal Risks)

Geopolitical Risks
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, natural disasters, recessions, and other events, could have a serious negative impact on, among other things, the performance, liquidity and valuation of investments in the Portfolios you choose. In light of these developments, your premium and Accumulation Value allocation choices should be consistent with your personal investment objective and your risk tolerance. In addition, governmental authorities have imposed prohibitions on transactions in investments in certain foreign sectors—for example, prohibitions imposed by the U.S. government on investment in companies in the Communist Chinese defense and related material sectors and surveillance technology sectors. If Eligible Portfolios do not comply with such prohibitions, it is possible that we could not allow contract owners to make any new investment in those Portfolios (by premium allocation or transfer), and we could even require that contract owners move any Cash Value out of the affected Eligible Portfolio(s). You should consult each Fund’s prospectus, statement of additional information, and annual and semi-annual reports for more information on these geopolitical risks and potential investment restrictions.
Annuity Payments (The Income Phase)

Unless you instruct us otherwise, we will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.
On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.
General Matters

Non-Participating. The policies are non-participating. Dividends are not paid.
Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If we made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 1.0% per year, from the date of the wrong payment to the date the adjustment is made.
Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC (for IndexFlex Variable Annuity policies) or the NYL Annuities - TPD (for IndexFlex Variable Annuity – FP Series policies) at one of the addresses listed in the “CONTACTING NYLIAC” section of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment in Good Order. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General” of the Prospectus.)
Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.
3

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.
Federal Tax Matters

Taxation of New York Life Insurance and Annuity Corporation
NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.
Tax Status of the Policies
Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.
To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.
Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.
The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, these distribution requirements apply at the death of any Annuitant. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these
4

policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.
Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.
Under the Foreign Account Tax Compliance Act ("FATCA"), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC, may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.
Safekeeping Of Separate Account Assets

NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Investment Divisions.
State Regulation

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.
In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.
Records and Reports

NYLIAC maintains all records and accounts relating to the Separate Account. If you believe a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. You must provide us with the nature of the error, the date of the error and any other relevant details. It is important that you review your confirmation and quarterly statements carefully and promptly report any errors and discrepancies to us, preferably, within fifteen (15) days of the date of the statement in question.
It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See the “CONTACTING NYLIAC” section of the Prospectus). In the event your statement is returned from the U.S. Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.
Financial Statements

The statutory financial statements of NYLIAC as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025 incorporated in this SAI by reference to the report on Form N-VPFS dated April 7, 2026 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of each of the investment divisions of the Separate Account as of December 31, 2025 and for each of the periods indicated in the Financial Statements incorporated in this SAI by reference to the report on Form N-VPFS dated April 7,
5

2026 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Audited Statutory Financial Statements of NYLIAC as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025 — previously filed on Form N-VPFS for NYLIAC Variable Annuity Separate Account—III (File No. 811-08904), filed on April 7, 2026 are incorporated herein by reference.
Financial Statements of the Separate Account as of December 31, 2025 and for each of the periods as indicated in those Financial Statements — previously filed on Form N-VPFS for NYLIAC Variable Annuity Separate Account—III (File No. 811-08904), filed on April 7, 2026 are incorporated herein by reference.
Other Information

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. For more information, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.
6

PART C. OTHER INFORMATION
ITEM 27. EXHIBITS
(a)	Board of Directors Resolution.
(a)(1)
Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”)
authorizing establishment of the Separate Account — Previously filed as Exhibit (1) to Registered
Separate Account's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (1) to Registered Separate Account's Post-Effective Amendment No. 2 on Form N-4
for NYLIAC Variable Annuity Separate Account - III (File No. 033-87382), filed 4/25/97 and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.
(c)	Underwriting Contracts.
(c)(1)
Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to
Post- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate
Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (3)(a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(c)(2)
Distribution Agreement between NYLIFE Distributors, Inc. and NYLIAC – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 3(b) to Post-Effective Amendment No. 1 to the
registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No.
033-87382), filed on 4/18/96 and incorporated herein by reference.

(c)(3)
Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and
Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(c)(4)
Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity
Corporation and NYLIFE Distributors LLC, effective as of March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(g)(1) to Post-Effective Amendment No. 38 to the
registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed
4/14/15 and incorporated herein by reference.

(d)	Contracts.
(d)(1)
New York Life Premier Variable Annuity – P Series (No. ICC18V-P05) policy — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 4(a) to the initial registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account – III (File 333-228039), filed on 10/29/18 and incorporated herein by reference.

(d)(2)
Investment Preservation Rider – P Series (No. ICC18V-R04) — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 4(b) to the initial registration statement on Form N-4 for
NYLIAC Variable Annuity Separate Account – III (File 333-228039), filed on 10/29/18 and incorporated herein by reference.

(e)	Applications.
(e)(1)
Application for policies for New York Life Premier Variable Annuity – P Series (No. ICC18V-BD01) —
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 4(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – III (File 333-228039),
filed on 10/29/18 and incorporated herein by reference.

(f)	Insurance Company’s Certificate of Incorporation and By-Laws.
(f)(1)
Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on
Form S-6 for NYLIAC MFA Separate Account – I (File No. 02-86083), re-filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for
NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed
7/3/96 and incorporated herein by reference.

(f)(1)(a)
Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a)(1) to Post-Effective Amendment
No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No.
02-86083), filed 4/12/13 and incorporated herein by reference.

(f)(2)
By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for
NYLIAC MFA Separate Account-I (File No. 02-86083), re-filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)
Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(f)(2)(b)
Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) – Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(3) to Post-Effective Amendment No. 36 to the
registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No. 02-86083), filed
4/12/13 and incorporated herein by reference.

(g)	Reinsurance Contracts. Not applicable.
(h)	Participation Agreements.
(h)(1)
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24
to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No.
033-53342), filed 4/13/10 and incorporated herein by reference.

(i)	Administrative Contracts.
(i)(1)
Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE
Distributors dated 10/1/11 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (8)(b) to Registered Separate Account's Post-Effective Amendment No. 1 on Form N-4 (File No.
333-228039), filed 4/10/20 and incorporated herein by reference.

(i)(2)
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and New York Life
Insurance and Annuity Corporation dated 1/1/1998 – Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (8)(b)(1) to Registered Separate Account's Post-Effective Amendment No. 1
on Form N-4 (File No. 333-228039), filed 4/10/20 and incorporated herein by reference.

(j)	Other Material Contracts. Not applicable.
(k)	Legal Opinion.
(k)(1)	Opinion and Consent of Charles A. Whites, Jr., Esq – Filed herewith.
(l)	Other Opinions.
(l)(1)	Consent of PricewaterhouseCoopers LLP – Filed herewith.
(m)	Omitted Financial Statements. Not applicable.
(n)	Initial Capital Agreements. Not applicable.
(o)(1)	Form of Initial Summary Prospectus. Not applicable.
(p)	Powers of Attorney.
(p)(1)	Powers of Attorney – Filed herewith.
(q)	Letter Regarding Change in Certifying Accountant. Not applicable.
(r)	Historical Current Limits on Index Gains. Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY
The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.
Name:	Title:
DeSanto, Craig L.	Chairman, Chief Executive Officer & President
Anderson, Erik A.	Director, Senior Vice President & Chief Actuary
Feldstein, Eric M.	Director, Executive Vice President & Chief Financial Officer
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Kravitz, Jodi L.	Director & Senior Vice President
McDonnell, Michael K.	Director, Senior Vice President, General Counsel & Chief Legal Officer
Miller, Amy	Director, Senior Vice President, Deputy General Counsel & Assistant Secretary
Chen, Angela	Senior Vice President & Controller
Ball, Aaron	Executive Vice President
Karaoglan, Alain M.	Executive Vice President
Madgett, Mark J.	Executive Vice President
Soni, Deepa	Executive Vice President & Chief Information Officer
Abramo, Stephen	Senior Vice President
Albarella, Joel I.	Senior Vice President
Arita, Darin C.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Bopp, Kevin M.	Senior Vice President
Brill, Elizabeth K.	Senior Vice President & Actuary
Budhwani, Reshma	Senior Vice President
Casanova, Ramon	Senior Vice President
Colleary, Maura R.	Senior Vice President
Colon, Wilfred R.	Senior Vice President
Cooney, Colleen C.	Senior Vice President
Cronin, Maureen A.	Senior Vice President, Deputy General Counsel, Chief Investment Counsel & Assistant Secretary
Cruz, David	Senior Vice President
Drinkard, Kenneth R.	Senior Vice President & General Auditor
Formon, William	Senior Vice President
Frederick, Robert R.	Senior Vice President
Gennaro, Paul J.	Senior Vice President
Glynn, Kevin M.	Senior Vice President
Gupta, Tina	Senior Vice President
Herwig, Julie E.	Senior Vice President
Hu, Amy	Senior Vice President
Huang, Dylan W.	Senior Vice President
James, Cheryl	Senior Vice President & Deputy General Counsel
Khalil, Saad A.	Senior Vice President
Kuhl Sarrubbo, Amanda L.	Senior Vice President
Lenz, Scott L.	Senior Vice President, Deputy General Counsel & Chief Tax Counsel
Leonard, Jason P.	Senior Vice President
McClain, Keith B.	Senior Vice President
Mian, Farhad A.	Senior Vice President
Micucci, Alison H.	Senior Vice President
Navarro, Kathleen	Senior Vice President
Nesle, Heather M.	Senior Vice President
Nguyen, Mychael A.	Senior Vice President
O’Hanlon, Thomas P.	Senior Vice President
Patel, Hiran	Senior Vice President
Putnam, Roger L.	Senior Vice President

Name:	Title:
Rocchi, Gerard A.	Senior Vice President
Rodgers, Joanne H.	Senior Vice President & Head of Human Resources
Rosenthal, Benjamin L.	Senior Vice President & Chief Risk Officer
Sabal, Craig A.	Senior Vice President, Deputy Chief Investment Officer & Chief Derivatives Officer
Schwartz, Rachel S.	Senior Vice President & Associate General Counsel
Simonetti, Richard P.	Senior Vice President
Susser, Andrew M.	Senior Vice President
Taylor, Todd	Senior Vice President
Tillotson, Sandra G.	Senior Vice President & Chief Compliance Officer
Virendra, Sonali	Senior Vice President
Vu, Don D.	Senior Vice President
Walsh, Edward C.	Senior Vice President
Williams, Brian D.	Senior Vice President
Wion, Matthew D.	Senior Vice President
Abdelkader, Farid	Vice President & Associate General Auditor
Advani, Janice	Vice President
Alam, Raian	Vice President & Managing Director
Albano, Angelina	Vice President
Almiroudis, Demetra	Vice President
Armstrong, Vivian	Vice President
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President
Ballman, Cheryl	Vice President
Becher, Eric R.	Vice President
Behar, Paul	Vice President
Beligotti, Jeffrey	Vice President
Ben-Ami, Kevin A.	Vice President & Associate General Counsel
Black, Meaghan	Vice President
Boccio, John	Vice President
Bonavitacola, Erica B.	Vice President
Borisenko, Evgueni	Vice President & Actuary
Boyd IV, Robert L.	Vice President
Braut, Stephen A.	Vice President
Bredikis, Scott	Vice President
Breslin, Christopher J.	Vice President
Brobston, Irena S.	Vice President
Brochard, Gabrielle	Vice President & Actuary
Brotherton, Diane M.	Vice President
Brown, Justin E.	Vice President
Caminiti, Philip E.	Vice President
Carbone, Jeanne M.	Vice President & Actuary
Carey, Christopher H.	Vice President
Carrig, Erica E.	Vice President & Associate General Counsel
Chan, David	Vice President, Associate General Counsel & Assistant Secretary
Chan, Vee-En	Vice President
Cherpelis, George S.	Vice President
Choi, Edward	Vice President
Chua, Albert	Vice President & Actuary
Citera, Frank	Vice President
Civello, Alisa M.	Vice President
Cobaj, Skender	Vice President
Cohen, Andrew J.	Vice President

Name:	Title:
Cohen, Ross E.	Vice President
Collins, Maria V.	Vice President
Colton, Andrew	Vice President & Actuary
Cole, Kerry	Vice President & Managing Director
Contey, Allison	Vice President
Conti, Jane S.	Vice President
Cooper, Natalie	Vice President
Council, Catherine	Vice President
Crawford, Thomas	Vice President & Actuary
Cristello, Cindy	Vice President
Curran, Debra	Vice President
Danzig, Jeff	Vice President & Actuary
Dave, Ushir	Vice President
Davidowitz, Aron B.	Vice President
Davis, Juliet	Vice President
Del Bello, Timothy	Vice President
DelGreco, Phylliss A.	Vice President & Associate General Counsel
DiCalogero, John V.	Vice President
DiCarmine, Kristen	Vice President
DiRago, John C.	Vice President
Donner, Andrew	Vice President
Donohue, Robert P.	Vice President & Assistant Treasurer
Duarte, Deborah	Vice President
Eppink, Jr., Richard H.	Vice President
Facinelli, Joanne S.	Vice President
Feeney, Brendan L.	Vice President
Feinberg, Amarya	Vice President & Actuary
Ferreira, Leandra C.	Vice President
Fitzgerald, Christopher P.	Vice President
Florin, Timothy	Vice President
Fong, Michael	Vice President & Actuary
Fox, Ryan D.	Vice President
Freeman, Lisa A.	Vice President
Fromm, Paul	Vice President
Froshiesar, Donn	Vice President
Gallagher, Erin M.	Vice President
Gamble, Michael	Vice President
Gangemi, Thomas J.	Vice President & Chief Underwriter
Gao, J. Kevin	Vice President & Associate General Counsel
Gill, Sandra	Vice President
Gleason, Kevin M.	Vice President
Goel, Prakhar	Vice President
Goldstein, Andrew	Vice President
Goldstein, Paul Z.	Vice President & Associate General Counsel
Goodwin, Lauren E.	Vice President
Gostling, Page H.	Vice President
Grace, Deborah A.	Vice President
Gunda, Kishore	Vice President
Hajducek, Laura	Vice President
Hale, Rachel	Vice President & Actuary
Hammie, Tyrin	Vice President
Han, Wen Wei	Vice President & Actuary

Name:	Title:
Hanley, Dale A.	Vice President
Hayden, Adam C.	Vice President
Healy, Brendan J.	Vice President
Healy, John J.	Vice President
Hekmat, Saba	Vice President
Henderson, Loyd T.	Vice President
Hoffman, Eric S.	Vice President
Huang, Angela	Vice President & Actuary
Hyland, Meredith K.	Vice President
Ingham, Scott	Vice President & Assistant Secretary
Jackson, Eric	Vice President
Jackson, Zerlina R.	Vice President
James, Jack A.	Vice President
Johnston, Todd C.	Vice President
Kakkanattu, Manuel M.	Vice President
Katti, Rohit R.	Vice President
Kelly, Christopher P.	Vice President & Associate General Auditor
Kim, Terry	Vice President
Klatell, Jeremy N.	Vice President, Associate General Counsel & Chief Litigation Counsel
Kowal, Neha	Vice President
Kraus, Linda M.	Vice President
Kula, Michael	Vice President & Actuary
Kyan, Raymond	Vice President
LaPier, Theodore	Vice President & Associate General Counsel
Larkin, Colleen E.	Vice President & Assistant Secretary
Laugesen, Katie	Vice President
Lawrence, Cameryn A.	Vice President
Lee, Young	Vice President
Lewis, Sean S.	Vice President
Lewis, Tanner	Vice President
Loden, Wesley	Vice President & Actuary
Long, Harry Scott	Vice President
Lunny, Ryan	Vice President
Lynn, Eric J.	Vice President & Actuary
Machols, Jeffrey J.	Vice President
Madgett, Sean	Vice President
Marcel, Imari	Vice President
Marinaccio, Ralph S.	Vice President
Martello, Virginia C.	Vice President
Martin, Trina	Vice President
McGilberry, Brent	Vice President
McKeon, John	Vice President & Actuary
McNamara, Stephen J.	Vice President & Actuary
McNulty, Stephen B.	Vice President
Melka, Frank David	Vice President
Micale, Anthony F.	Vice President
Micun, Pawel	Vice President
Millay, Edward P.	Vice President
Mitchinson, Tod J.	Vice President
Mitra, Debapriya	Vice President
Moo-Young, Jillian	Vice President
Mosquera, Jaime	Vice President & Actuary

Name:	Title:
Mossessian, Dmitri	Vice President
Mount, William J.	Vice President
Mujala, Maambo	Vice President
Mwaramba, Rutendo	Vice President & Actuary
Nair, Dinesh K.	Vice President
Nayar, Ridhika	Vice President
Newman, Jennifer	Vice President
Ng, Ching (Andrew)	Vice President & Actuary
O'Brien, Daniel J.	Vice President
O'Hearn, Claudine C.	Vice President
O’Neill, Kathleen	Vice President, Associate General Counsel, & Assistant Secretary
Orban, Rachel	Vice President, Associate General Counsel, & Assistant Secretary
Orselli, Francesco	Vice President & Managing Director
Panganiban, Maria E.	Vice President
Paone, Jonathan T.	Vice President
Pavone, Joseph	Vice President
Perrotti, Anthony R.	Vice President
Perry, Valerie L.	Vice President
Perseghin, Andrew J.	Vice President
Petersen, Todd	Vice President & Actuary
Pizzute, Robert J.	Vice President
Poli, Christopher	Vice President & Managing Director
Portnoy, Michael	Vice President
Power, Kevin J.	Vice President
Quarella, Anthony	Vice President & Actuary
Quartararo, Paul	Vice President
Rajendran, Paul P.	Vice President
Rangachar, Raghu	Vice President & Actuary
Rao, Achuth	Vice President
Rice, Scott	Vice President
Riven, Inga	Vice President & Actuary
Rodgers, Kathryn A.	Vice President
Rodrigue, Kyle	Vice President
Rosenblum, Tal	Vice President
Rotondo, Richard	Vice President
Roy, Jennifer M.	Vice President
Rubin, Janis C.	Vice President
Sabo, Phillip J.	Vice President
Salvatore, Daniel	Vice President
Sarma, Samar	Vice President
Schirizzo, Michael	Vice President
Scozzafava, Mark J.	Vice President
Seaman, Brian	Vice President
Seewald, Scott R.	Vice President
Seguin, Brian	Vice President
Serdyuk, Elena	Vice President
Seyb, Sean M.	Vice President
Shah, Chintan T.	Vice President
Shan, YiYi	Vice President
Shapiro, Natalie	Vice President
Sharma, Vikas	Vice President
Shaub, Sarah	Vice President

Name:	Title:
Sherman, Eric C.	Vice President & Actuary
Sherman, Nancy G.	Vice President
Singh, Jacqueline	Vice President
Smith, Kevin M.	Vice President
Solazzo, Amy L.	Vice President
Sommer, Kenneth M.	Vice President
Standbridge, Elizabeth A.	Vice President
Steelman, Elliot H.	Vice President
Stengel, Agustin	Vice President
Stricoff, Celine	Vice President
Strutton, Rebecca	Vice President & Associate General Counsel
Suh, Hannah L.	Vice President & Actuary
Suryapranata, Monica	Vice President
Sverdlov, Michael	Vice President
Tamayo-Sanchez, Angelica	Vice President
Thomas, Robert W.	Vice President
Tillinghast, Mark E.	Vice President
Tobin, Michael	Vice President
Todorov, Natalia	Vice President
Tomassi, Deborah A.	Vice President
Torrey, Arthur S.	Vice President
Tripi, Stephen A.	Vice President
Tyndell, Elizabeth A.	Vice President
Vandegrift, Jr., Donald P.	Vice President & Associate General Counsel
Vilchis, Hector D.	Vice President
Vinson, Stephen B.
Waelti, Linus	Vice President & Actuary
Wall, Joseph E.	Vice President
Wang, Ching C.	Vice President
Warga, Regina	Vice President
Warner, S. Andre	Vice President & Associate General Counsel
Weatherman, Aaron	Vice President & Actuary
Wei, Helen	Vice President
Weiss, Jennifer M.	Vice President
Whites, Jr., Charles A.	Vice President & Associate General Counsel
Wickwire, Brian D.	Vice President
Williams, Matthew	Vice President
Wilson, Michael E.	Vice President
Wolf, Madeline A.	Vice President
Wong, Judy	Vice President & Actuary
Wood, Melissa	Vice President
Wulwick, Jacqueline N.	Vice President
Yashnyk, Michael A.	Vice President
Yenko, Elizabeth M.	Vice President
Zaman, Nabeed	Vice President
Zeng, Paul	Vice President & Actuary
Meade, Colleen A.	Associate General Counsel & Secretary

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT
The Insurance Company, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registered Separate Account is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.
Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MSVEF II Investor LLC	(Delaware)	(NYLIC: 85%, NYLIAC: 15%)
MSVEF Investor LLC	(Delaware)
MSVEF Feeder LP	(Delaware)	(55.56%)
MSVEF REIT LLC	(Delaware)	(55.56%)
Madison Square Value Enhancement Fund LP (“MSVEFLP”)	(Delaware)	(51%)
MSVEF-MF Evanston GP LLC	(Delaware)	(51%)
MSVEF-MF Evanston IL LP	(Delaware)	(51%)
MSVEF-IND Commerce 303 GP LLC	(Delaware)
MSVEF-IND Commerce 303 AZ LP	(Delaware)
MSVEF-SW Commerce 303 JV LP	(Delaware)	(95%)
MSVEF-MF Pennbrook Station GP LLC	(Delaware)	(51%)
MSVEF-MF Pennbrook Station PA LP	(Delaware)	(MSVEFLP: 51%; GPLLC: 0%)
MSVEF-MF Burrough’s Mill GP LLC	(Delaware)	(MSVEFLP: 100%)
MSVEF-MF Burrough’s Mill NJ LP	(Delaware)	(MSVEFLP: 50%)
MSVEF-MF Gramercy JV GP LLC	(Delaware)
MSVEF-MF Gramercy OH LP	(Delaware)	(MSVEFLP: 100%; GPLLC: 0%)
MSVEF-CR Gramercy JV LP	(Delaware)	(75%)
MSVEF-CR Gramercy Owner GP LLC	(Delaware)
MSVEF-CR Gramercy Owner LP	(Delaware)	(JV: 99.9%; GP/LLC: 0.1%)
New York Life Group Insurance Company of NY (“NYLG”)	(New York)
Life Insurance Company of North America	(Pennsylvania)
LINA Benefit Payments, Inc.	(Delaware)
New York Life Benefit Payments LLC	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
NYLIC HKP Member LLC	(Delaware)	(NYLIC: 67.974%; NYLIAC: 32.026%)
New York Life Insurance and Annuity Corporation	(Delaware)
NYLIAC RLP II, LLC	(Delaware)
Development Funding Backed Pass-Through Trust Series – 2025 A	(Delaware)	(11.75197%)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)1
Max Estates Limited	(India)	(NYLIH: 19.45%, NYLIC: 1.29%)
Max I. Limited	(India)
Max Assets Services Limited	(India)
Max Square Limited	(India)	(Max: 51%, NYLIC: 49%)
Pharmax Corporation Limited	(India)
Max Towers Private Limited	(India)	(Max: 51%, NYLIC: 49%)
Max Estates 128 Private Limited	(India)
Max Estate Gurgaon Limited	(India)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Acreage Builders Private Limited	(India)	(Max: 51%, NYLIC: 49%)
Astiki Realty Private Limited	(India)
Max Estates Gurgaon Two Limited	(India)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)2
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99%; ADIS: 1%)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
NYL 717 Texas Member LLC (Delaware) (NYLIC: 60%, NYLIAC: 40%)	(Delaware)	(NYLIC 60%; NYLIAC: 40%)
NYL 717 Texas Holdings LLC	(Delaware)	(fks NYLife 717 Texas Holdings LLC) (NYLIC: 75.96., NYLIAC: 24.04%)
NYL 717 Texas REIT Holdings	(Delaware)
NYL 717 Texas Avenue TX TRS, LLC	(Delaware)
NYL 717 Texas Avenue TX Owner, LLC	(Delaware)
MSSIV NYL Investor Member LLC (Delaware)	(Delaware)	(NYLIC: 90%, NYLIAC: 10%)
New York Life Investment Management Holdings LLC	(Delaware)
NYL Investors LLC (Delaware)	(Delaware)	(effective 1.1.2026 the entity’s ownership changed from NYLIC to NYLIM and the structure moved under NYLIM)
NYL Investors (U.K.) Limited	(UK)
NYL Investors REIT Manager LLC	(Delaware)
MSVEF II GP LLC	(Delaware)
MSVEF RT Feeder II LP	(Delaware)	(70%)
MSVEF II RT LLC	(Delaware)
Madison Square Value Enhancement Fund II LP	(Delaware)
MSVEF II – MF Innsbrook VA LLC	(Delaware)
MSVEF II-IND Turner West KS LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS JV LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS Owner 6 LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS Owner 7 LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS Owner 8 LLC	(Delaware)	(formed 1/22/2026)
MSVEF II – MF Graces Reserve Member NC LLC	(Delaware)	(MSVEFIIInvestor: 90%)
Graces Reserve JV LLC	(Delaware)	(90%)
Graces Reserve NC Owner LLC	(Delaware)	(99.9%)
NYL Investors NCVAD II GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund II, LP	(Delaware)	(50%)
MNCVAD II-OFC 770 L Street CA LLC	(Delaware)
MNCVAD II-MF UNION CA LLC	(Delaware)
MNCVAD II- HOLLIDAY UNION JV LLC	(Delaware)	(90%)
MNCVAD II-OFC HARBORS CA LLC	(Delaware)
MNCVAD II-SEAGATE HARBORS LLC	(Delaware)	(LLC: 90%)
MNCVAD II-OFC 630 K Street CA LLC	(Delaware)
MNCVAD II-IND SHILOH CA LLC	(Delaware)
MNCVAD II-BIG SHILOH JV LLC	(Delaware)	(90%)
MSSDF GP LLC	(Delaware)
MSSDF II GP LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MSSDF II Member LLC	(Delaware)	(NYLIC: 35%, NYLIAC: 65%)
Madison Square Structured Debt Fund II LP	(Delaware)
MSSDF REIT II LLC	(Delaware)
MSSDF Member LLC (Delaware)	(Delaware)	(NYLIC: 35%, NYLIAC: 65%)
Madison Square Structured Debt Fund LP	(Delaware)	(40.4%)
MSSDF REIT LLC	(Delaware)
MSSDF REIT Funding Sub I LLC	(Delaware)
MSSDF REIT Funding Sub II LLC	(Delaware)
MSSDF REIT Funding Sub III LLC	(Delaware)
MSSDF REIT Funding Sub IV LLC	(Delaware)
MSSDF REIT Funding Sub V LLC	(Delaware)
MSSDF REIT Funding Sub VI LLC	(Delaware)
MSSDF REIT Funding Sub VII LLC	(Delaware)
MSSDF-OFCB Voss San Felipe LLC	(Delaware)
MSSDF-OFCB Woodway LLC	(Delaware)
MSSDF-OFCB Hanover LLC	(Delaware)
MSSDF-OFCB El Segundo LLC	(Delaware)
MSSIV GP LLC	(Delaware)
Madison Square Strategic Investments Venture LP	(Delaware)	(MSSIV NYL Investor Member LLC 51%; TP: 49%)
MSSIV REIT Manager LLC	(Delaware)	(51%)
Madison Square Strategic Investments Venture REIT LLC	(Delaware)	(51%)
MSSIV- MF Country Place MD LLC	(Delaware)
MSSIV-IND Speedway SC LLC	(Delaware)	(NYL: 45:90%, NYLIAC: 5.1%)
NRL Speedway Venture LLC	(Delaware)
SC Speedway Hwy 124, LLC	(Delaware)
MSSIV-IND Speedway Phase II JV SC LLC	(Delaware)
MSSIV-IND Speedway Phase II Member SC LLC	(Delaware)
SC Speedway Grand National, LLC	(Delaware)
MSVEF GP LLC	(Delaware)
MCPF GP LLC	(Delaware)
NYL Investors Madison Core Property Fund LP	(Delaware)	(NYL Investors is Non Member Manager 0.00%)
MCPF Holdings Manager LLC	(Delaware)
MCPF MA Holdings LLC	(Delaware)
MCPF Holdings LLC	(Delaware)
MADISON-IND TAMARAC FL LLC	(Delaware)
MADISON-OFC BRICKELL FL LLC	(Delaware)
MADISION-IND POWAY CA LLC	(Delaware)
MADISON-LPC POWAY JV LLC	(Delaware)	(95%)
MADISON-MF GRANARY FLATS TX LLC	(Delaware)
MADISON-AO GRANARY FLATS JV LLC	(Delaware)	(99.999%; TP: 0.0001%)
MADISON-AO GRANARY FLATS OWNER LLC	(Delaware)
MADISON-MF THE MEADOWS WA LLC	(Delaware)
MADISON-ACG THE MEADOWS OWNER LLC	(Delaware)
MADISON-ACG THE MEADOWS JV LLC	(Delaware)
MADISON-MOB Lee Highway VA LLC	(Delaware)
Madison-OFC 5161 CA LLC	(Delaware)
MADISON-SS Kernersville QRS, Inc.	(Delaware)
MADISON-LPP Kernersville JV GP LLC	(Delaware)	(90%, TP: 10%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MADISON-LPP Kernersville JV LP	(Delaware)	(90%, TP: 10%)
MADISON-LPP Kernersville GP LLC	(Delaware)
MADISON-LPP Kernersville LP	(Delaware)
MADISON-MF Apex Newbury PA LLC	(Delaware)
MCPF-MOB PEMBROKE PINES FL LLC	(Delaware)
MCPF-MF Perimeter Gardens GA LLC	(Delaware)
MADISON-IND LNDR TABOR ROAD NJ LLC	(Delaware)
Madison-MF Yorkshire MD LLC	(Delaware)
Yorkshire Apartments JV LLC	(Delaware)	(90%)
Yorkshire Apartments LP	(Delaware)
MADISON-IND 2080 ENTERPRISE CA LLC	(Delaware)
MADISON-IND CLAWITER CA LLC	(Delaware)
MADISON-REDCO CLAWITER JV LLC	(Delaware)	(95%)
MADISON-IND ENTERPRISE RIALTO CA LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF MCCADDEN CA LLC	(Delaware)
MADISON-OFC 1201 WEST IL LLC	(Delaware)
MADISON-MCCAFFERY 1201 WEST IL LLC	(Delaware)	(92.5%)
MADISON-MF TECH RIDGE TX LLC	(Delaware)
MADISON-RTL SARASOTA FL, LLC	(Delaware)
MADISON-MOB CITRACADO CA LLC	(Delaware)
Madison-MF Osprey QRS Inc.	(Delaware)
Madison-MF Osprey NC GP LLC	(Delaware)
Madison-MF Osprey NC LP	(Delaware)	(QRS: 99%; GP/LLC: 1%)
MADISON-SS Crozet VA LLC	(Delaware)
MADISON-LPP Crozet JV LLC	(Delaware)
NYLIM Capital LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Bow River Advisers, LLC	(Delaware)	(49%)
NYL Investments Europe Limited	(Ireland)
NYL Investments (International) Ltd.	(UK)
NYL Investments (Services) Ltd.	(UK)
NYL Investments UK LLP	(UK)	(NYLIL: 99%; NYLISL: 1%)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
MacKay Shields LLC	(Delaware)
MacKay Shields Emerging Markets Debt Portfolio	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Strategic Bond Portfolio	(Ireland)	(NYLIC: 0.00%; MacKay: 0.00%)
Plainview Funds plc – MacKay Shields Structured Products Opportunities Portfolio	(Ireland)	(NYLIC: 0.00%; MacKay: 0.00%)
Plainview Funds plc – MacKay Shields Emerging Markets Debt Portfolio		(NYLIC: 99.36%; MacKay: 0.64%)
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(.07%)3
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Select Credit Opportunities Fund GP LLC	(Delaware)
MacKay Shields Select Credit Opportunities Fund LP	(Delaware)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
MacKay Shields Intermediate Bond Fund GP LLC	(Delaware)
MacKay Shields Intermediate Bond Fund LP	(Delaware)
MacKay Municipal Managers Opportunities Allocation GP LLC	(Delaware)
MacKay Municipal Opportunities Allocation Master Fund LP	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MacKay Municipal Opportunities Allocation Fund A LP	(Delaware)
MacKay Municipal Opportunities Allocation Fund B LP	(Delaware)
MacKay Municipal Managers High Yield Select GP LLC	(Delaware)
MacKay Municipal High Yield Select Fund LP	(Delaware)
MacKay Municipal Managers High Income Opportunities GP LLC	(Delaware)
MacKay Municipal High Income Opportunities Fund LP	(Delaware)
MKS Digital Assets LLC	(Delaware)
Candriam Global Emerging Markets Equities Fund LP	(Delaware)	(GP: 0.00%; NYLIAC: 0.00%)
MacKay Shields Series Fund Managing Member LLC	(Delaware)
MacKay Shields Series Fund	(Delaware)
Securitized Credit Opportunities Series	(Delaware)
High Yield Corporate Bond Series		(NYL: 0%)
MacKay Shields Emerging Markets Sovereign Debt Feeder Fund GP LLC	(Delaware)
MacKay Shields Emerging Markets Sovereign Debt Feeder Fund LP	(Delaware)
Apogem Capital LLC fka New York Life Investments Alternatives LLC	(Delaware)
Apogem GP LLC	(Delaware)
Apogem Gannett Opportunity Fund LP	(Delaware)
Apogem SRL 2 LLC	(Delaware)[7]	(0 voting ownership)
Apogem SRL 3 LLC	(Delaware)[7]	(0 voting ownership)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 21.90%; NYLIAC 65.64%; LINA 12.46%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
MCF Hanwha Fund LLC	(Delaware)[7]	(0 voting ownership)
Ironshore Investment BL I Ltd.	(Bermuda)[7]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[7]	(NYLIC: 6.7%)
MCF CLO V LLC	(Delaware)[7]	(NYLIC: 5%)
MCF CLO VI LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO VII LLC (f/k/a LMF WF Portfolio III, LLC)	(Delaware)[7]	(0 voting ownership)
MCF CLO VIII Ltd.	(Delaware)[7]	(0 voting ownership)
MCF CLO VIII LLC	(Delaware)
MCF CLO VIII Blocker LLC	(Delaware)
MCF CLO IX Ltd.	(Cayman Islands)[7]
MCF CLO IX LLC	(Delaware)
MCF CLO 10 Ltd.	(Bailiwick, Jersey)[7]
MCF CLO 10 LLC	(Delaware)	(Ltd. 100%)
MCF CLO IX Blocker LLC	(Delaware)
MFS CLO 10 Blocker LLC	(Delaware)
MCF KB Fund LLC	(Delaware)[7]	(0 voting ownership)
MCF KB Fund II LLC	(Delaware)[7]	(0 voting ownership)
MCF KB Fund III LLC	(Delaware)[7]	(0 voting ownership)
MCF Hyundai Fund LLC	(Delaware)[7]	(0 voting ownership)
Apogem Direct Lending Hyundai Fund 2 LLC	(Delaware)[7]	(0 voting ownership)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Apogem Direct Lending Levered Fund 2023-1 LLC	(Delaware)[7]	(0 voting ownership)
Apogem Direct Lending Loan Portfolio 2023 LLC	(Delaware)[7]	(0 voting ownership)
Apogem DL Levered Fund 2023-1 LLC	(Delaware)[7]	(0 voting ownership)
Apogem DL Levered Fund SPV 2023-1 LLC	(Delaware)[7]	(0 voting ownership)
Apogem Umbrella	(Cayman Islands)[7]	(0 voting ownership)
Apogem US Direct Lending Limited I	(Cayman Islands)[7]	(0 voting ownership)
Apogem Direct Lending Nighthawk Fund	(Cayman Islands)	(Apogem initially)
MCF Senior Debt Fund 2020 GP LLC	(Delaware)[7]	(0 voting ownership)
MCF Senior Debt Fund – 2020 LP	(Cayman Islands)[7]	(0 voting ownership)
MCF Mezzanine Carry I LLC	(Delaware)[7]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%)
MCF PD Fund GP LLC	(Delaware)[7]
MCF PD Fund LP	(Delaware)[7]
MCF Senior Debt Fund 2019-I GP LLC	(Delaware)[7]
MCF Senior Debt Fund 2019-I LP	(Delaware)[7]
Apogem Senior Direct Lending Fund GP LLC	(Delaware)
Apogem Senior Direct Lending Origination Company (O) LP	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV, L.P	(Delaware)
GoldPoint Core Opportunities Fund, L.P.	(Delaware Series LP)
GoldPoint Core Opportunities Fund II L.P.	(Delaware Series LP)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezz IV A Blocker LP	(Delaware)	(“GPPMBA”)
GPP Mezz IV A Preferred Blocker LP	(Delaware)
GPP Mezz IV C Blocker LP	(Delaware)	(“GPPMBC”)
GPP Mezz IV D Blocker LP	(Delaware)	(“GPPMBD”)
GPP Mezz IV ECI Aggregator LP name change from GPP Mezzanine Blocker E, LP	(Delaware)
GPP Mezz IV F Blocker LP	(Delaware)
GPP Mezz IV G Blocker LP	(Delaware)
GPP Mezz IV H Blocker LP	(Delaware)
GPP Mezz IV I Blocker LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GPP V – ECI Aggregator LP	(Delaware)
GPP V G Blocker Holdco LP	(Delaware)
GoldPoint Partners Private Debt V GenPar GP, LLC	(Delaware)
GoldPoint Partners Private Debt Offshore V, LP	(Cayman Islands)
GPP Private Debt V RS LP	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
GoldPoint Partners Private Debt V GenPar, LP	(Delaware)
GoldPoint Partners Private Debt V, LP	(Delaware)
GPP PD V A Blocker LLC	(Delaware)
GPP Private Debt V-ECI Aggregator LP	(Delaware)
GPP PD V B Blocker LLC	(Delaware)
GPP PD V D Blocker LLC	(Delaware)
GPP LuxCo V GP Sarl	(Luxembourg)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Select Manager IV GenPar, GP, LLC	(Delaware)
GoldPoint Partners Select Manager IV GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund IV, L.P.	(Delaware)
GoldPoint Partners Select Manager V GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager V GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund V, L.P.	(Delaware)
GoldPoint Partners Canada V GenPar Inc.	(New Brunswick, Canada)
GoldPoint Partners Select Manager Canada Fund V, L.P.	(Ontario, Canada)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
GoldPoint Partners Canada IV GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund IV, L.P.	(Canada)
GPP VI - ECI Aggregator LP	(Delaware)
GPP VI Blocker A LLC	(Delaware)
GPP VI Blocker B LLC	(Delaware)
GPP VI Blocker C LLC	(Delaware)
GPP VI Blocker D LLC	(Delaware)
GPP VI Blocker E LLC	(Delaware)
GPP VI Blocker F LLC	(Delaware)
GPP VI Blocker	(Delaware)
GPP VI Blocker H LLC	(Delaware)
GPP VI Blocker I LLC	(Delaware)
Apogem CO-Invest VII GenPar, GP LLC	(Delaware)
Apogem Co-Invest VII GenPar LP	(Delaware)
Apogem Co-Investment VII, LP	(Delaware)
GoldPoint Partners Canada GenPar, Inc.	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar, LP	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co. (Mauritius) LLC	(Mauritius)	(24.66%)4
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)5
NYLIM Jacob Ballas India Fund III LLC	(Mauritius)
NYLIM Jacob Ballas India (FVCI) III LLC	(Mauritius)
NYLIM Jacob Ballas India (FII) III LLC	(Mauritius)
Evolvence Asset Management, Ltd.	(Cayman Islands)	(Apogem: 24.5%)
EIF Managers Limited	(Mauritius)	(58.72%)
EIF Managers II Limited	(Mauritius)	(55%)
AHF V ECI Aggregator LP	(Delaware)	(1%)
AHF V GenPar GP LLC	(Delaware)	(100%)
AHF V GenPar LP	(Delaware)	(1%)
AHF VI ECI Aggregator LP	(Delaware)	(1%)
AHF VI GenPar GP LLC	(Delaware)	(100%)
AHF VI GenPar LP	(Delaware)	(100%)
Apogem Heritage Fund V LP	(Delaware)	(1%)
Apogem Heritage Fund VI LP	(Delaware)	(1%)
Apogem Cardinal Co-Investment GP LLC	(Delaware)
Apogem Cardinal Co-Investment Fund, LP	(Delaware)
ARAF IV GP, LLC	(Delaware)
Apogem Real Assets Fund IV, LP	(Delaware)
ASF VII GP, LLC	(Delaware)
Apogem Secondary Fund VII, LP	(Delaware)
Apogem Secondary Fund VII Coinvestments, LP	(Delaware)
Apogem Secondary Fund VII (Cayman) LP	(Cayman Islands)
BFO GP, LLC	(Delaware)
BFO Apogem Private Markets LP	(Delaware)
Tetra Opportunities Partners	(Delaware)	(DE Series)
BMG PAPM GP, LLC	(Delaware)
BMG PA Private Markets (Delaware) LP	(Delaware)
BMG Private Markets (Cayman) LP	(Cayman Islands)
Private Advisors Special Situations LLC	(Delaware)[7]
PACD MM, LLC	(Delaware)
PA Capital Direct, LLC	(Delaware)[7]
ApCap Strategic Partnership I LLC	(Delaware)
PA Credit Program Carry Parent, LLC	(Delaware)
PA Credit Program Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II, LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PAMMF GP, LLC	(Delaware)
PA Middle Market Fund, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VII (Cayman), LP	(Cayman Islands)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
PASCPEF VIII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VIII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VIII (Cayman), LP	(Cayman Islands)
PASCPEF IX GP, LLC	(Delaware)
PA Small Company Private Equity Fund IX, LP	(Delaware)
PA Small Company Private Equity Fund IX, (Cayman), LP	(Cayman Islands)
APEF X GP, LLC	(Delaware)
Apogem Private Equity Fund X, LP fka [PA] Private Equity Fund X, LP	(Delaware)
Apogem Private Equity Fund X (Cayman) LP	(Cayman Islands)
APEF XI GP, LLC	(Delaware)
Apogem Private Equity Fund XI (Cayman) LP	(Cayman Islands)
Apogem Private Equity Fund XI, LP	(Delaware)
APEF XI Multi-Asset, LP	(Delaware)
APEF XI Directs, LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
PA Real Assets Carry Parent II, LLC	(Delaware)
PA Real Assets Carry II, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent II, LLC	(Delaware)
PA Emerging Manager Carry II, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
ABC Burgers LLC	(Delaware)
PASF V Carry, LLC	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF VI GP, LLC	(Delaware)
PA Secondary Fund VI, LP	(Delaware)
PA Secondary Fund VI Coinvestments, LP	(Delaware)	(68.14%)
PA Secondary Fund VI (Cayman), LP	(Cayman Islands)	(68.14%)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
Private Advisors Small Company Coinvestment Fund-ERISA, LP	(Delaware)
PASCCIF II GP, LLC	(Delaware)
PA Small Company Coinvestment Fund II, LP	(Delaware)
PA Small Company Coinvestment Fund II (Cayman), LP	(Cayman Islands)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
PARAF II GP, LLC	(Delaware)
Private Advisors Real Assets Fund II, LP	(Delaware)
PA Contract Resources, LLC	(Delaware)
PARAF III GP, LLC	(Delaware)
PA Real Assets Fund III, LP	(Delaware)
SAF GP LLC	(Delaware)
Social Advancement Fund, LP	(Delaware)
Washington Pike GP, LLC	(Delaware)
Washington Pike, LP	(Delaware)
RLP Fund GP, LLC	(Delaware)
RLP Fund, LP (“RLPLP”)	(Delaware)
RidgeLake Co-Investment Partners, LP (“RLPCOLP”)	(Delaware)
RLP Glacier Manager Investor LLC	(Delaware)	(RLPLP: 72%, RLPCOLP: 28%)
RLP Glacier GP Investor LLC	(Delaware)	(RLPLP: 72%, RLPCOLP: 28%)
RLP Evergreen LLC	(Delaware)	(RLPLP: 72%, RLPCOLP: 28%)
RLP Gemini LLC	(Delaware)
RLP Navigator LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
RLP Sigma LLC	(Delaware)
RLP Sunrise GP Investor LLC	(Delaware)	(RLPLP: 83.33%, RLPCOLP: 16.66%)
RLP Sunrise Manager Investor LLC	(Delaware)	(RLPLP: 83.33%, RLPCOLP: 16.66%)
RLP Triple GP Investor LLC	(Delaware)	(RLPLP: 82.01%, RLPCOLP: 17.98%)
RLP Triple Manager Investor LLC	(Delaware)	(RLPLP: 82.01%, RLPCOLP: 17.98%)
RLP Fund II GP LLC	(Delaware)
RLP Fund II LP	(Delaware)
RLP Profit Share (PA), LLC	(Delaware)	(NYLIC: 51%, Employees: 49%)
RLP Profit Share (OAPC), LLC	(Delaware)	(TP: 100%)
The Hedged Strategies Fund LLC	(Delaware)	(Apogem: 2%, Ex-employees: 98% non-managing members)
NYLCAP Holdings (Mauritius)	(Mauritius)
Jacob Ballas India Private Limited	(Mauritius)	(23.30%)
Industrial Assets Holdings Limited	(Mauritius)	(28.02%)
JB Cerestra Investment Management LLP	(Mauritius)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings LLC	(Delaware)	(“IQ Holdings”)
IndexIQ LLC	(Delaware)	(NYLIMH: 74.37%, IQHoldings: 25.63%)
IndexIQ Trust	(Delaware)	(Dormant)
IndexIQ Advisors LLC	(Delaware)
New York Life Investments Active ETF Trust	(Delaware)[7]	(NYLIAC: 98.5%)
NYLI CBRE Real Assets ETF		(NYLIM: 82.10%)
NYLI MacKay Muni Insured ETF		(NYL: 0.00%)
NYLI MacKay Muni Intermediate ETF		(NYL: 0.00%)
NYLI MacKay Core Plus Bond ETF		(NYLIM: 93.07%)
NYLI MacKay California Muni Intermediate ETF		(NYLIM: 14.70%; NYLIAC: 36.60%)
NYLI MacKay ESG High Income ETF		(NYLIM: 98.90%)
NYLI Winslow Focused Large Gap Growth ETF		(NYLIM: 78.00%)
NYLI Winslow Large Gap Growth ETF		(NYLIM: 18.20%)
NYLI MacKay Securitized Income ETF		(NYLIM: 78.10%, NYLIAC: 16.00%)
NYLI MacKay Muni Short Duration ETF		(NYLIAC: 86.90%)
NYLI MacKay Muni Allocation ETF		(NYLIM: 99.60%)
New York Life Investments ETF Trust	(Delaware)	(NYLIC: 10.2%)
NYLI 500 International ETF		(NYLIM: 53.62%)
NYLI Engender Equality ETF		(NYLIAC: 72.81%)
NYLI FTSE International Equity Currency Neutral ETF		(NYLIM: 8.97%)
NYLI Global Equity R&D Leaders ETF		(NYLIM: 84.30%)
NYLI Healthy Hearts ETF		(NYLIM: 66.50%)
NYLI Hedge Multi-Strategy Tracker ETF		(NYL: 0.00%)
NYLI Merger Arbitrage ETF		(NYL: 0.00%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
NYLI CRBE NexGen Real Estate ETF		(NYLIM: 56.52%)
NYLI Candriam International Equity ETF		(NYLIM: 77.90%)
NYLI Candriam U.S. Mid Cap Equity ETF		(NYLIM: 96.70%)
NYLI Candriam U.S. Large Cap Equity ETF		(NYLIM: 86.40%)
NYLI U.S. Large Cap R&D Leaders ETF		(NYLIM: 95.90%)
New York Life Investment Management Holdings International	(Luxembourg)
New York Life Investment Management Holdings II International	(Luxembourg)
Candriam Group (“CG”)	(Luxembourg)
KTA Holdco	(Luxembourg)	(CANLUX: 66.67%, Apogem: 33.33%)
Kartesia Management S.a.r.l.	(Luxembourg)	(80%)
Kartesia Italy Branch	(Scotland)
Kartesia Spain Branch	(Scotland)
Kartesia Netherlands Branch	(Scotland)
Kartesia Germany Branch	(Scotland)
Kartesia France	(France)
Kartesia UK Ltd.	(UK)
Kartesia Belgium	(Belgium)
Kartesia Credit FFS	(France)
Kartesia GP III	(Luxembourg)
Kartesia Credit Opportunities III S.C.A., SICAV-SIF	(Luxembourg)
Kartesia Securities	(Luxembourg)
Kartesia III Topco S.á.r.l.	(Luxembourg)
Kartesia GP IV	(Luxembourg)
Kartesia Credit Opportunities IV SCS SICAV-SIF	(Luxembourg)
Kartesia Securities IV	(Luxembourg)
Kartesia IV Topco S.á.r.l.	(Luxembourg)
Kartesia Master GP	(Luxembourg)
Kartesia Credit Opportunities V Feeder SCS	(Luxembourg)
Kartesia Senior Opportunities I SCS, SICAV-RAIF	(Luxembourg)
KASS Unleveled S.á.r.l.	(Luxembourg)
KSO I Topco S.á.r.l.	(Luxembourg)
Kartesia Credit Opportunities V SCS	(Luxembourg)
Kartesia Securities V S.á.r.l.	(Luxembourg)
Kartesia Credit Opportunities VI Feeder SCS	(Luxembourg)
Kartesia Credit Opportunities VI SCS	(Luxembourg)
Kartesia Securities VI SCS S.á.r.l.	(Luxembourg)
Kartesia VI Topco S.á.r.l.	(Luxembourg)
Flexam Invest Asset Management	(France)	(51%)
FIAM HLD SAS	(France)
Flexam Invest France Management SAS	(France)
Flexam Tangible Asset Income Fund II SLP	(France)
Flexam Invest Lux Management S.á.r.l.	(Luxembourg)
Flexam Tangible Asset Income Fund S.C.A., SICAV-RAIF	(Luxembourg)
Flexam Invest Operations S.á.r.l.	(Luxembourg)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Candriam	(Luxembourg)	(“CANLUX”) (CG: 64%; I share held by CANLUXS)
Candriam Belgian Branch
Candriam France Branch
Candriam UK Establishment
Candriam Germany Branch
Candriam US Branch
Candriam Spain Branch
Candriam Netherlands Branch	(Luxembourg)
Candriam MENA Branch	(Dubai, UAE)
Candriam Nordic Branch	(Sweden)
Candriam Monétaire SICAV	(France)	(CIG: 0.10%)
Candriam Switzerland LLC	(Switzerland)
Candriam GP	(Luxembourg)
Candriam Tristan Real Estate Fund (RAIF)	(Luxembourg)
Candriam GP PA	(Luxembourg)
Candriam Private Assets	(Luxembourg)
Candriam Private Assets – Kartesia Credit ELTIF	(Luxembourg)
ATA Holdco Luxembourg S.á.r.l.	(Luxembourg)	(Candriam: 66.7%, Apogem Capital LLC: 33.3%)
Andera Partners	(France)	(ATA Holdco: 40%)
Andera Expansion GP	(France)
Andera Expansion 3 S.L.P.	(France)
ANDERA EXPANSION 4 S.L.P	(France)
Andera Smart Infra GP	(France)
ANDERA SMART INFRA 1 S.L.P	(France)
ANDERA SMART INFRA 2 S.L.P	(France)
ANDERA SMART INFRA REMPLOI S.L.P	(France)
Terra Nea 1 GP	(France)
TERRA NEA 1 SLP	(France)
Andera MidCap GP	(France)
Andera MidCap GP 5 S.L.P.	(France)
Andera MidCap GP 6 S.L.P.S.	(France)
Acto V GP	(France)
ACTO V S.L.P.	(France
ACI GP	(France
ACI II S.L.P.	(France)
ACI Vintage II S.L.P.	(France)
ACI Vintage III S.L.P.	(France)
ACI I, SCA SICAV-FIAR	(Luxembourg)
Rio Holding Secondary	(France)
Andera Partners España SL	(Spain)
Belfius Fund	(Luxembourg)
Belfius Fund Target Income 2032		(0.00%)
Belfius Equities	(Belgian)	(0.00%)
IZNES SAS	(Luxembourg)	(2%)
Belfius Investment Partners	(Luxembourg)	(0.01%)
S.W.I.F.T. SCRL	(Luxembourg)	(0.02%)
Cordius	(Luxembourg)	(CANLUX: 11.50%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Cordius CIG		(CANLUX: 100%)
Candriam Absolute Return	(Luxembourg)	(CIG: 0.35%)
Candriam Absolute Return Equity Market Neutral	(Lux)	(0.00%)
Candriam Bonds	(Luxembourg)
Candriam Bonds Capital Securities		(CIG: .0.001%)
Candriam Bonds Convertible Defensive		(0.00%)
Candriam Bonds Convertible Opportunities		(0.00%)
Candriam Bonds Credit Alpha		(0.00%)
Candriam Bonds Credit Opportunities		(0.00%)
Candriam Bonds Emerging Debt Local Currencies		(CIG: 0.01%)
Candriam Bonds Emerging Markets		(0.01%)
Candriam Bonds Emerging Corporate		(CIG: 0.02%)
Candriam Bonds Emerging Markets Total Return		(CIG: 0.01%)
Candriam Bonds Euro		(0.00%)
Candriam Bonds Euro Corporate		(0.00%)
Candriam Bonds Euro Corporate 2036		(CIG: 0.02%)
Candriam Bonds Euro Corporate Ex Financials		(0.00%)
Candriam Bonds Euro Diversified		(0.00%)
Candriam Bonds Euro Government		(0.00%)
Candriam Bonds Euro High Yield		(CIG: 0.08%)
Candriam Bonds Euro Short Term		(0.00%)
Candriam Bonds Euro Long Term		(CIG: 0.02%)
Candriam Bonds Floating Rate Notes		(0.00%)
Candriam Bonds Global Government		(0.00%)
Candriam Bonds Global High Yield		(0.00%)
Candriam Bonds Global Inflation Short Duration		(0.00%)
Candriam Bonds Global Sovereign Quality		(0.00%)
Candriam Bonds International		(CIG: 0.02%)
Candriam Bonds Total Return		(CIG: 0.01%)
Candriam Bonds US Corporate		(CIG: 0.00%)
Candriam Business Equities	(Belgium)	(0.00%)
Candriam Business Equities EMU		(0.00%)
Candriam Business Equities Global Income		(0.00%)
Candriam Diversified Futures		(CIG: 0.02%)
Candriam Equities L	(Luxembourg)	(NYLIAC: 0.35%; CIG: 0.02%)
Candriam Equities L Qustralia		(CIG: 0.01%)
Candriam Equities L Biotechnology		(0.00%)
Candriam Equities L Emerging Markets		(0.00%)
Candriam Equities L EMU		(CIG: 0.02%)
Candriam Equities L ESG Market Neutral Edge		(NYLIAC: 95.86%; CIG: 0.03%)
Candriam Equities L Europe		(CIG: 0.02%)
Candriam Equities L Europe Edge		(CIG: 0.01%)
Candriam Equities L Europe Innovation		(0.01%)
Candriam Equities L Europe Optimum Quality		(CIG: 0.01%)
Candriam Equities L European Autonomy		(CIG: 100%)
Candriam Equities L Global Demography		(0.00%)
Candriam Equities L Global Income		(CIG: 0.04%)
Candriam Equities L Japan Edge		(CIG: 0.01%)
Candriam Equities L Life Care		(0.00%)
Candriam Equities Merger Arbitrage		(CIG: 0.02%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Candriam Equities L Oncology Impact		(0.00%)
Candriam Equities L Risk Arbitrage Opportunities		(CIG: 0.03%)
Candriam Equities L Robotics & Innovation Technology		(0.00%)
Candriam Equities L US Edge		(CIG: 0.00%)
Candriam Equities L World Edge		(NYLIAC: 60.69%; CIG: 0.03%)
Candriam Fund	(Luxembourg)	(0.00%)
Candriam Fund Sustainable Euro Corporate Bonds Fossil Free		(0.00%)
Candriam Fund Sustainable European Equities Fossil Free		(0.00%)
Candriam Impact One	(Luxembourg)	(NYLIAC: 30.62%)
Candriam Index Arbitrage	(Luxembourg)	(0.00%)
Candriam L	(Luxembourg)	(CIG: .01%)
Candriam L Alternative Multi-Strategies		(CIG: .04%)
Candriam L Balanced Asset Allocation		(0.00%)
Candriam L Conservative Asset Allocation		(0.00%)
Candriam L Dynamic Asset Allocation		(CIG: .15%)
Candriam L Multi-Asset Income		(0.00%)
Candriam L Multi-Asset Income & Growth		(CIG: 0.01%)
Candriam Long Short Credit		(0.00%)
Candriam M		(CIG: 12.27%)
Candriam M Impact Finance		(CIG: 12.27%)
Candriam Money Market	(Luxembourg)	(CIG: 0.29%)
Candriam Money Market Euro		(CIG: 0.15%)
Candriam Money Market Euro AAA		(0.44%)
Candriam Money Market USD Sustainable		(CIG: 0.00%)
Candriam Patrimoine Obli-Inter	(Luxembourg)	(0.00%)
Candriam Private Assets		(NYLIAC: 78.74%)
Candriam Private Assets – Kartesia Credit		(NYLIAC: 78.74%)
Candriam Risk Arbitrage	(Luxembourg)	(CIG: 9.03%)
Candriam Sustainable	(Luxembourg)	(CIG: 0.02%)
Candriam Sustainable Bond Emerging Markets		(0.00%)
Candriam Sustainable Bond Euro		(0.00%)
Candriam Sustainable Bond Euro Corporate		(0.00%)
Candriam Sustainable Bond Euro Short Term		(0.00%)
Candriam Sustainable Bond Global		(CIG: 0.04%)
Candriam Sustainable Bond Global High Yield		(0.00%)
Candriam Sustainable Bond Impact		(NYLIAC: 5.89%)
Candriam Sustainable Defensive Asset Allocation		(CIG: 0.01%)
Candriam Sustainable Equity Children		(CIG: 0.01%)
Candriam Sustainable Equity Circular Economy		(0.00%)
Candriam Sustainable Equity Climate Action		(0.00%)
Candriam Sustainable Emerging Markets		(0.00%)
Candriam Sustainable Emerging Markets Ex-China		(CIG: 0.01%)
Candriam Sustainable Equity EMU		(0.00%)
Candriam Sustainable Equity Europe		(0.00%)
Candriam Sustainable Equity Europe Small & Mid Caps		(CIG: 0.01%)
Candriam Sustainable Equity Future Mobility		(CIG: 0.01%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Candriam Sustainable Equity Equity Japan		(0.00%)
Candriam Sustainable Equity Quant Europe		(0.00%)
Candriam Sustainable Equity US		(CIG: 0.01%)
Candriam Sustainable Equity Water		(CIG: 90.07%)
Candriam Sustainable Equity World		(0.00%)
Candriam Sustainable Money Market Euro		(0.00%)
Candriam World Alternative	(Luxembourg)	(CIG: 13.14%)
Candriam World Alternative Alphamax		(CIG: 13.16%)
Cleome Index	(Luxembourg)	(0.00%)
Cleome Index EMU Equities		(0.00%)
Cleome Index Euro Corporate Bonds		(0.00%)
Cleome Index Euro Government Bonds		(0.00%)
Cleome Index Euro Long Term Bonds		(0.14%)
Cleome Index Euro Short Term Bonds		(CIG: 0.01%)
Cleome Index Europe Equities		(0.00%)
Cleome Index USA Equities		(0.00%)
Cleome Index World Equities		(CIG: 0.01%)
NYLI GF	(Luxembourg)	(NYLIMH: 16.61%; NYLIAC: 27.84%; CIG: 0.02%)
NYLI GF AUSBIL Global Essential Infrastructure		(NYLIMH: 12.23%; NYLIAC: 49.47%)
NYLI GF AUSBIL Global Small Cap		(NYLIMH: 99.15%; CIG: 0.02%)
NYLI GF US High Yield Corporate Bonds		(NYLIMH: 0.00%; CIG: 0.04%)
Paricor	(Belgium)	(CIG: 0.07%)
Paricor Patrimonium	(Belgium)	(CIG: 0.07%)
IndexIQ		(CIG: 0.48%)
IndexIQ Factors Sustainable Corporate Euro Bond		(CIG: 0.48%)
IndexIQ Factors Sustainable Europe Equity		(CIG: 0.63%)
IndexIQ Factors Sustainable Japane Equity		(CIG: 0.26%)
CGH UK Acquisition Company Limited	(UK)
Tristan (Holdings) Limited	(UK)
EPISO 3 Feeder (GP) Limited	(Scotland)	(40%)
EPISO 3 Feeder LP	(Scotland)
Tristan Equity Partners (GP) Limited	(UK)
Tristan Equity Partners LP	(UK)
Tristan Capital Partners Holdings Limited (“TCPH”)	(England & Wales)	(80%) (Tristan Partners LP: 20%)
EPISO 3 Co-Investment (GP) Limited	(Scotland)
EPISO 3 Co-Investment LP	(Scotland)
TIPS One Co-Investment GP Sarl	(Luxembourg)
TIPS Co-Investment SCSp	(Luxembourg)
TCP Incentive Partners (GP) Sarl	(Luxembourg)
TCP Incentive Partners SCSp	(Luxembourg)
TCP Co-Investment (GP) Sarl	(Luxembourg)
TCP Co-Investment SCSp	(Luxembourg)
CCP III Co-Investment (GP) Limited	(Scotland)
CCP III Co-Investment LP	(United Kingdom)
CCP IV Co-Investment LP	(Scotland)
EPISO 4 Co-Investment LLP	(United Kingdom)
EPISO 4 (GP) LLP	(United Kingdom)
EPISO 4 Incentive Partners LLP	(England & Wales)	(4.7%)
CCP 5 Co-Investment LLP	(England & Wales)	(100%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Tristan Capital Limited	(England & Wales)	(100%)
Tristan Capital Partners LLP	(England & Wales)	(80%; CGH 0.5%; 19% other members)
CCP III (GP) LLP	(England & Wales)	(50%)
CCP III Incentive Partners (GP) Limited	(Scotland)
CCP III Incentive Partners LP	(Scotland)
Curzon Capital Partners III (GP) Limited	(England & Wales)
CCP III (GP) LLP	(England & Wales)	(99%, 1% held by TCP LLP)
Curzon Capital Partners III LP	(LUX)
Curzon Capital Partners IV GP Limited	(United Kingdom)
CCP IV (GP) LLP	(United Kingdom)	(99%, 1% held by TCP LLP)
Curzon Capital Partners IV LP	(United Kingdom)
Curzon Capital Partners IV S.a.r.l.	(LUX)
CCP IV Bolt FinCo S.a.r.l.	(LUX)
Curzon IV IREF 1 Holding Sarl	(LUX)
CCP IV IREF 1	(ITA)
CCP IV Bolt 1 Sarl	(LUX)
Stratford City Offices Jersey Unit
Bolt Nominee 1 Limited	(UK)
Bolt Nominee 2 Limited	(UK)
CCP IV Bolt 2 Sarl	(LUX)
CCP IV Erneside Holding Sarl	(LUX)	(99.99976%)
CCP IV France Investments Sarl	(LUX)
OPPCI CCP IV France Investments	(FRA)
SCI Escape Cordeliers	(FRA)	(1 share held by CCP IV France Investments Sarl)
The Forum, Solent, Management Company Limited	(UK)
SBP Management Limited	(UK)	(27.83%)
CCP IV (GP) S.á.r.l.
CCP IV Keirin Luxembourg S.á.r.l.	(LUX)
CCP IV SCSp	(LUX)	(74%)
Keirin Holding S.á.r.l.	(LUX)
CCP IV UK Holding S.á.r.l.	(LUX)
Cardiff Gate RP Limited	(LUX)
Rotherham Foundry RP Limited	(LUX)
Warrington Riverside RP Limited	(LUX)
Birmingham Ravenside RP Limited	(LUX)
Walsall Bescot RP Limited	(LUX)
RW Sofas Limited	(LUX)
Bangor Springhill RP Limited	(LUX)
EPISO 3 Incentive Partners (GP) Limited	(Scotland)
EPISO 3 Incentive Partners LP	(Scotland)
EPISO 3 (GP) LLP	(United Kingdom)	(64%)
European Property Investors Special Opportunities 3 LP	(UK)
EPISO 3 L.P.	(UK)
EPISO 3 Luxembourg Holding Sarl	(LUX)
EPISO 3 Wave Holding Sarl	(LUX)
EPISO 4 (GP) II Sarl	(Luxembourg)
EPISO 4 Student Housing SCSp	(Luxembourg)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
EPISO 4 (GP) LLP	(United Kingdom)
European Property Investors Special Opportunities 4 LP	(UK)
EPISO 4 Caesar Holding Sarl	(LUX)
Trophy Value Added Fund	(Italy)	(74.15%)
EPISO 4 Luxembourg Holding Sarl	(LUX)
EP Office 1 Spzoo	(POL)
EP Office 2 Spzoo	(POL)
EP Retail Spzoo	(POL)
EP Apartments Spzoo	(POL)
EP Hotel Spzoo	(POL)
EPISO 4 Twilight GP Limited	(UK)
EPISO 4 Twilight LP	(UK)
Twilight Ireland PRS Properties Eclipse DAC	(IRL)
EPISO 4 West Holding Sarl	(LUX)	(97.5%)
EPISO 4 Atrim Sarl	(LUX)
EPISO 4 Banbridge Sarl	(LUX)
EPISO 4 France Investments Sarl	(LUX)	(90%)
OPPCI EPISO 4 France Investments	(FRA)	(1 share held by SCI VDF)
SAS VDF	(FRA)
SCI VDF	(FRA)
EPISO 4 Switch Holding Sarl	(LUX)
E4 Switch Norway AS	(Norway)	(80%)
EPISO 4 Pilgrim Holding Sarl	(Luxembourg)
TP Property Sarl	(LUX)
TB Property (Plymouth) Limited	(England & Wales)
TB Property Developments (Plymouth) Limited	(England & Wales)
EPISO 4 Lynx Holding Sarl	(LUX)	(97.6%)
EPISO 4 Lynx Sarl	(LUX)
EPISO 4 Lynx Marketing Sarl	(LUX)
CCP 5 Pool Partnership GP Limited	(Jersey)
CCP 5 Pool Partnership SLP	(Jersey)
CCP 5 GP LLP	(United Kingdom)	(80%)
Curzon Capital Partners 5 Long-Life LP	(United Kingdom)
CCP 5 (GP) S.a.r.l.	(Luxembourg)
Curzon Capital Partners 5 Long-Life SCA SICAV-SIF	(United Kingdom)
CCP 5 Jersey Fragco 1 Limited	(Jersey)
CCP 5 Jersey Fragco 2 Limited	(Jersey)
CCP 5 Jersey Fragco 3 Limited	(Jersey)
CCP 5 Jersey Fragco 4 Limited	(Jersey)
CCP 5 Jersey Fragco 5 Limited	(Jersey)
CCP 5 Jersey Fragco 6 Limited	(Jersey)
CCP 5 Jersey Fragco 7 Limited	(Jersey)
CCP 5 Jersey Fragco 8 Limited	(Jersey)
CCP 5 Jersey Fragco 9 Limited	(Jersey)
CCP 5 Jersey Fragco 10 Limited	(Jersey)
CCP 5 Jersey Fragco 11 Limited	(Jersey)
CCP 5 Long-Life Luxembourg S.a.r.l.	(Luxembourg)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
CCP 5 LL GP Sárl	(Luxembourg)
Curzon Capital Partners 5 Long Life SCSp	(Luxembourg)
EPISO 5 Incentive Partners GP Limited	(Jersey)
EPISO 5 Incentive Partners SLP	(Jersey)
EPISO 5 (GP) Sárl	(Luxembourg)
European Property Investors Special Opportunities 5 LP	(Luxembourg)
EPISO 5 Luxembourg Holding S.á.r.l.	(Luxembourg)
EPISO 5 Portfolio GP S.á.r.l.	(Luxembourg)
EPISO 5 Silver JV SCSp	(Luxembourg)
Sterling Square Holdings S.á.r.l.	(Luxembourg)
European Property Investors Special Opportunities 5 SCSp-SICAV-SIF	(Luxembourg)
EPISO 5 Co-Investment SCSp	(Luxembourg)
EPISO 6 UK Portfolio GP Limited	(UK)	(“EPISO 6 UK”)
EPISO 6 (GP) S.á.r.l.	(Luxembourg)
EPISO 6 Co-Investment SCSp	(Luxembourg)
European Property Investors Special Opportunities 6 SCSp SICAV-SIF	(Luxembourg)
E6 France Investments FPS-SICAV	(France)	(90.79%)
EPISO 6 UK Investment Holdings Limited	(Jersey)	(64%) (“EPISO 6”)
EPISO 6 Pegasus Holding Limited	(UK)	(100%)
Pegasus Investment Partners LLP	(UK)	(97.5%)
Pegasus Affordable Limited	(UK)	(62%)
Zen Housing Limited	(UK)	(62%)
Zen Housing Investments Ltd.	(UK)
Zen Housing 2 Ltd.	(UK)
Zen Rented Ltd.	(UK)
EPISO 6 Waterfall Top Holdings Limited	(England & Wales)	(64%)
EPISO 6 Waterfall LP	(England & Wales)	(64%)
Waterfall HoldCo Limited	(England & Wales)
Waterfall PropCo Limited	(England & Wales)
Waterfall PropCo Limited	(England & Wales)
Bury South Management Company Limited	(England & Wales)	(39%)
Crossway Management Company Limited	(England & Wales)	(16%)
Turbine Management Company Limited	(England & Wales)	(21%)
EPISO 6 Phoenix JV LLP	(UK)	(EPISO 6 UK: 50%; EPISO 6: 50%)
Phoenix Core Holdco Limited	(UK)
Phoenix Core Propco Limited	(UK)	(“CorePropco”)
Cody TP Management Company Limited		(CorePropco – GP Guarantor 100%, DevCo - Guarantor)
EPISO 6 Luxembourg Holding S.á.r.l.	(LUX)
Phoenix Development Holding S.á.r.l.	(LUX)	(99%, TP:1%)
Phoenix DevCo Sarl	(LUX)	(“DevCo”)
EPISO 6 Spectre JV S.á.r.l.	(LUX)
EPISO 6 Spectre 1 Holding S.á.r.l.	(Luxembourg)
EPISO 6 Spectre 2 Holding S.á.r.l.	(Luxembourg)
EPISO 6 Spectre 3 Holding S.á.r.l.	(Luxembourg)
EPISO 6 Curado Holding S.á.r.l.	(Luxembourg)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Claybrook, S.L.	(Spain)	(90%)
Barnfield Spain, S.L.	(Spain)
EPISO 6 Macbeth Holding S.á.r.l.	(Luxembourg)
Macbeth 4 SRL	(Belgium)
Montague 1 S.á.r.l.	(LUX)
EPISO 6 Moomin Holding S.á.r.l.	(LUX)
EPISO 6 Siem Holding S.á.r.l.	(LUX)
EPISO 6 Siem S.á.r.l.	(LUX)
EPISO 6 Emerald Holdings S.á.r.l.	(LUX)	(96%)
BCRE Leipzig Wohnen Nord B.V.
BCRE Leipzig Wohnen Ost B.V.
BCRE Leipzig West Ost B.V.
TAG Leipzig-Immobilien GmbH
EPISO 6 Platinum Holding S.a.r.l.	(Luxembourg)
Frankfurt Wohnland GmbH	(Germany)
EPSIO 6 MB Holding S.a.r.l.	(Luxembourg)	(90%)
MB Property 1 S.a.r.l.	(Luxembourg)
Hella Acquico GP S.á.r.l.	(Luxembourg)
Hella Acquico GP SCSp	(Luxembourg)
Hella Holding S.á.r.l.	(Luxembourg)	(96%)
H Main Holding S.á.r.l.	(Luxembourg)
H Main 1 S.á.r.l.	(Luxembourg)
H Main 2 S.á.r.l.	(Luxembourg)
H Main 3 S.á.r.l.	(Luxembourg)
H Main 4 S.á.r.l.	(Luxembourg)
H Main 5 S.á.r.l.	(Luxembourg)
H Main 6 S.á.r.l.	(Luxembourg)
H Main 7 S.á.r.l.	(Luxembourg)
EPISO 6 Nexus Holding S.a.r.l.	(Luxembourg)
Aventos Eta Investment GmbH
EPISO 6 Nexus MidCo S.a.r.l.	(Luxembourg)
EPISO 6 Manor GP S.a.r.l.	(Luxembourg)
EPISO 6 Manor JV SCSp	(Luxembourg)
EPISO 6 Manor Holding S.a.r.l.	(Luxembourg)
Manor Property S.a.r.l.	(Luxembourg)
Manor Devco Limited	(UK)
EPISO 6 Northface Holding S.a.r.l.	(Luxembourg)
Northface 1 S.a.r.l.	(Luxembourg)
Northface 2 S.a.r.l.	(Luxembourg)
Northface 3 Fixtures S.a.r.l.	(Luxembourg)
EPISO 6 Panther Co-Investment SCSp (Jersey) GP Limited	(Jersey)	(92.15%)
EPISO 6 Panther (Jersey) GP Limited	(Jersey)	(90%)
EPISO 6 Panther (Jersey) JV SLP	(Jersey)
EPISO 6 Panther (Jersey) Holdco Limited	(Jersey)
EPISO 6 Panther Property Limited	(Jersey)
Point A Hotels (Web) Limited	(UK)
Point A Hotels Limited	(UK)
Raag St. Andrew Hotel Limited	(UK)
Patrizia Hanover (St. Andrew) PUT	(Jersey)
Raag Hotels Limited	(Jersey)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
QMK Pub Westminster Limited	(UK)
RAAG OBS Limited	(Jersey)
QMK OBS Limited	(IRL)
Raag Dublin Limited	(Jersey)
Raag QMK Dublin Limited	(IRE)
Raag Kensington Holdings Limited	(Jersey)
Raag Kensington Hotel Limited	(Jersey)
QMK Kensington Limited	(UK)
Raag Westminster Holdings Limited	(Jersey)
Raag Westminster Hotel Limited	(Jersey)
QMK Westminster Limited	(UK)
Raag Liverpool Street Holdings Limited	(Jersey)
Raag Liverpool Street Hotel Limited	(Jersey)
QMK Liverpool Street Limited	(UK)
Raag Kings Cross Holdings Limited	(Jersey)
Raag Kings Cross Hotel Limited	(Jersey)
QMK KX Limited	(UK)
Raag Paddington Holdings Limited	(Jersey)
Raag Paddington Hotel Limited	(Jersey)
QMK Paddington Limited	(UK)
Raag Canary Wharf Limited	(Jersey)
QMK Canary Wharf Limited	(UK)
Raag Shoreditch Limited	(Jersey)
QMK Shoreditch Limited	(UK)
Raag Aberdeen	(Jersey)
QMK Management Limited	(UK)
EPISO 6 Panther Co-Investment (GP) S.a.r.l.	(Luxembourg)
EPISO 6 Tiger Co-Investment SCSp	(Luxembourg)
EPISO 6 Tiger GP Limited	(UK)
EPISO 6 Tiger JV LLP	(UK)
EPISO 6 Tiger Hotels Limited	(UK)
easyHotel Limited	(UK)
easyHotel Top Holdco Limited	(UK)
easyHotel New UK Mezz Holdco Limited	(UK)
easyHotel New UK Parent Holdco Limited	(UK)
easyHotel New UK Master Holdco Limited	(UK)
easyHotel New UK Limited	(UK)
easyHotel Italy Holdings S.R.L.	(Italy)
easyHotel France SAS	(France)
easyHotel Nice Holdings SAS	(France)
CGH SAS	(France)
SC Nice Hotel	(France)	(99%)
easyHotel France Paris CDG SAS	(France)
easyHotel France Aubervilliers SAS	(France)
easyHotel France Marseille Opco SAS	(France)
easyHotel France Marseille Propco SAS	(France)
easyHotel Fira, S.L.	(Spain)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
easyHotel Spain S.L.	(Spain)
easyHotel Spain Holdings S.L.	(Spain)
eH Barcelona Meridiana OpCo S.L.	(Spain)
easyHotel Barcelona Meridiana PropCo S.L.	(Spain)
eH Alicante OpCo S.L.	(Spain)
EasyHotel Alicante PropCo S.L.	(Spain)
eH Valencia OpCo S.L.	(Spain)
easyHotel Valencia PropCo S.L.	(Spain)
eH Madrid Fleta OpCo S.L.	(Spain)
easyHotel Spain Madrid Fleta PropCo S.L.	(Spain)
easyHotel Ireland HoldCo Limited	(Ireland)
easyHotel Ireland Limited	(Ireland)
easyHotel UK Holdings Limited	(UK)
easyHotel Birmingham Limited	(UK)
easyHotel Ipswich Limited	(UK)
easyHotel Milton Keynes Limited	(UK)
easyHotel Leeds Limited	(UK)
easyHotel Cardiff Limited	(UK)
easyHotel Liverpool Limited	(UK)
easyHotel Manchester Limited	(UK)
easyHotel Sheffield Limited	(UK)
easyHotel Glasgow Limited	(UK)
easyHotel Shoreditch Limited	(UK)
easyHotel Croydon Limited	(UK)
easyHotel BidCo No. 1 Limited	(UK)
easyHotel BidCo No. 2 Limited	(UK)
Benelux Budget Hotel Holding (BBHH) B.V.	(Netherlands)
Benelux Budget Hotel Management (BBHM) B.V.	(Netherlands)
AMSOCS Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie 1 B.V.	(Netherlands)
DHCC Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie II B.V.	(Netherlands)
RDCC Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie III B.V.	(Netherlands)
AMSAB Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie 4 B.V.	(Netherlands)
Benelux Hotel Exploitatie 6 B.V.	(Netherlands)
DHSCH Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie 7 B.V.	(Netherlands)
Argent Office N.V.	(Belgium)
BHRE 4 (Masstricht) B.V.	(Netherlands)
BHRE 1 B.V.	(Netherlands)
Benelux Hotel Exploitatie 8 B.V.	(Netherlands)
Benelux Hotel Exploitatie 5 N.V.	(Belgium)
easyHotel Oxford OpCo Limited	(UK)
easyHotel Newcastle OpCo Limited	(UK)
TIPS One Incentive Partners GP Limited	(Jersey)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
TIPS One Incentive Partners SLP	(Jersey)
TIPS One GP Sarl	(Luxembourg)
Tristan Income Plus Strategy One SCSp	(Luxembourg)
TIPS One Alpha Holdings Sarl	(Luxembourg)
TIPS One Alpha PV I Sarl	(Luxembourg)
TIPS One Co-Investment GP Sarl	(Luxembourg)
TIPS One Co-Investment SCSp	(Luxembourg)
CCP IV (GP) LLP	(England & Wales)	(50%)
Curzon Capital Partners IV (GP) Limited	(England & Wales)
CCP 5 GP LLP	(England & Wales)	(33%) (2 individual members)
CCP 5 Pool Partnership GP Limited	(Jersey)
CCP 5 Pool Partnership SLP	(Jersey)
Tristan Capital Partners Asset Management Limited	(England & Wales)
TCP Spain, SL	(Spain)	(64.5%)
TCP France	(France)
TCP NL BV	(Netherlands)
TCP Poland Spolka z ograniczoną odpowiedzialnoscią	(Poland)
Tristan Capital Management Company S.a.r.l.	(Luxembourg)
TCP Co-Investment (GP) S.à.r.l.	(Luxembourg)
TCP Co-Investment SCSp	(Luxembourg)
German Property Performance Partners Investors Feeder Verwaltungs GmbH	(Germany)
EPISO 4 (GP) S.à.r.l.	(Luxembourg)
EPISO 4 SCSp	(Luxembourg)
EPISO 4 (GP) II S.à.r.l.	(Luxembourg)
EPISO 4 Student Housing SCSp	(Luxembourg)
Ausbil Investment Management Limited	(Australia)	(“AUSBIL”) (81.14%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Global Infrastructure Pty. Limited	(Australia)	(55%) (45% owned by 4 employees)
Ausbil Investment Management Limited Employee Share Trust	(Australia)	(Ausbil: 100%)
Ausbil Global SmallCap Fund	(Australia)	(NYLIAC: 23.26%)
Ausbil Long Short Focus Fund	(Australia)	(NYLIAC: 30.41%)
Ausbil CORE Global Listed Infrastructure Fund		(NYLIAC: 99.91%)
NYLIFE Distributors LLC	(Delaware)
Flatiron RR LLC	(Delaware)
Flatiron RR II LLC	(Delaware)	(NYLInvestors Series A: 100%; Tetragon Credit Income V L.P. Series B: 100%)
Flatiron RR CLO 30 LLC	(Delaware)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)	(NYL: 0%) (NYLIC: 25% equity)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors Approx. 59.155% Equity)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL: 0%) (NYLIC: 4.09% debt, NYL Investors 54% equity)
Flatiron CLO 18 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 100% Equity)
Flatiron CLO 19 Ltd.	(Cayman Islands)	(NYL: 0%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Flatiron CLO 20 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 62% Equity)
Flatiron CLO 21 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron RR CLO 22 LLC	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 24 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 25 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 26 Ltd.	(Jersey)	(NYL: 0%)
Flatiron CLO 23 LLC	(Delaware)
Flatiron RR CLO 27 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 28 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron RR LLC, Manager Series	(Delaware Series LLC)	(Series A)
Flatiron RR LLC, Retention Series	(Delaware Series LLC)	(Series B)
Flatiron CLO 29 Ltd.
Flatiron RR CLO 30 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 31 Ltd.
Flatiron CLO 32 Ltd.
Flatiron CLO 33 Ltd.
Flatiron CLO 34 Ltd.		(NYL Investors 70%)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
Country Place LP	(Delaware)
Country Place JV LLC	(Delaware)
REEP-MF Salisbury Square Tower One TAF LLC	(Delaware)	(NYLIC: 95.5%; NYLIAC: 0.5%)
REEP-DRP Salisbury Square Tower One TAB JV LLC	(Delaware)	(LLC: 80%)
Salisbury Square Tower One LLC	(Delaware)
REEP-MF Salisbury Square Tower Two TAF LLC	(Delaware)	(inactive)
REEP-DRP Salisbury Square Tower Two TAB JV LLC	(Delaware)	(inactive)
REEP-MF Salisbury Square TAF LLC	(Delaware)	(inactive)
REEP-IND MCP WEST NC LLC	(Delaware)
Cumberland Properties LLC	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Bay Avenue Urban Renewal LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
REEP-RTL CTC NY LLC	(Delaware)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)	(98.7%)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC 2300 Empire LLC	(Delaware)
REEP-MF Wynnewood PA LLC	(Delaware)
Wynnewood JV LLC	(Delaware)	(100%)
REEP-MU Fayetteville NC LLC	(Delaware)	(100%)
501 Fayetteville JV LLC	(Delaware)	(85%)
501 Fayetteville Owner LLC	(Delaware)	(100%)
REEP-MU SOUTH GRAHAM NC LLC	(Delaware)
401 SOUTH GRAHAM JV LLC	(Delaware)	(90%)
401 SOUTH GRAHAM OWNER LLC	(Delaware)
REEP-IND COMMERCE CITY CO LLC	(Delaware)
REEP-BRENNAN COMMERCE CITY JV LLC	(Delaware)
REEP-OFC Mass Ave MA LLC	(Delaware)
REEP-MF FARMINGTON IL LLC	(Delaware)
REEP-MARQUETTE FARMINGTON JV LLC	(Delaware)	(90%)
REEP-MARQUETTE FARMINGTON OWNER LLC	(Delaware)
REEP-MF BELLVUE STATION WA LLC	(Delaware)
REEP-LP BELLVUE STATION JV LLC	(Delaware)	(86.15%)
REEP-HINES ENCLAVE POINT AZ LLC	(Delaware)
REEP-HINES ENCLAVE POINT JV LLC	(Delaware)	(50%)
REEP-MF WILDHORSE RANCH TX LLC	(Delaware)
REEP-WP-WILDHORSE RANCH JV LLC	(Delaware)
REEP-IND ROMULUS MI LLC	(Delaware)
REEP-NPD ROMULUS JV LLC	(Delaware)	(87.14%)
REEP-IND ROMULUS MI II LLC	(Delaware)
REEP-NPD ROMULUS II AND III JV LLC		(75.22%)
REEP-NPD Romulus II AND III JV B4 OWNER LLC	(Delaware)
REEP-NPD Romulus II AND III JV B5 OWNER LLC	(Delaware)
REEP-MF SOUTH MAIN TX LLC	(Delaware)	(100%)
REEP-AO SOUTH MAIN JV LLC	(Delaware)	(99.99%)
REEP-AO SOUTH MAIN OWNER LLC	(Delaware)	(100%)
REEP-IND Cubes Roosevelt LLC	(Delaware)
REEP-IND Cubes Roosevelt JV, LLC	(Delaware)	(90%)
4300 Roosevelt LLC	(Illinois)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 100%)
PA 180 KOST RD LLC	(Delaware)
Cortlandt Town Center LLC	(Delaware)
REEP-ADC GA LLC	(Delaware)
REEP-WP ART TOWER JV LLC	(Delaware)
REEP-1250 Forest LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
REEP-HZ SPENCER LLC	(Delaware)
REEP-IND 10 WEST AZ LLC	(Delaware)
REEP-IND 4700 Nall TX LLC	(Delaware)
REEP-IND Alpha TX LLC	(Delaware)
REEP-IND MCP VIII NC LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FRANKLIN MA HOLDER LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND MCP II NC LLC	(Delaware)
REEP-IND MCP IV NC LLC	(Delaware)
REEP-IND MCP V NC LLC	(Delaware)
REEP-IND MCP VII NC LLC	(Delaware)
REEP-INC MCP III OWNER NC LLC	(Delaware)
REEP-IND MCP West NC LLC	(Delaware)
REEP-IND STANFORD COURT LLC	(Delaware)
REEP-IND STANFORD COURT CA LLC	(Delaware)
REEP-IND Valley View TX LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF 960 East Paces Ferry GA LLC	(Delaware)
REEP-MF 960 EPF Opco GA LLC	(Delaware)
REEP-MF Emblem DE LLC	(Delaware)
REEP-MF Gateway TAF UT LLC	(Delaware)	(NYLIC: 99%, NYLIAC: 1%)
REEP-WP Gateway TAB JV LLC	(Delaware)	(LLC: 99%, NYLIAC: 1%)
REEP-MF Mount Laurel NJ LLC	(Delaware)
REEP-MF NORTH PARK CA LLC	(Delaware)
REEP-AVERY OWNER LLC	(Delaware)
REEP-MF One City Center NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-MF STEWART AZ OLDER LLC	(Delaware)
REEP-MF STEWART AZ	(Delaware)
REEP-OFC Aspect OR LLC	(Delaware)	(NYLIC: 37%, NYLIAC: 63%)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC Financial Center FL LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF FOUNTAIN PLACE LLC	(Delaware)
REEP-MF Park-Line FL LLC	(Delaware)
REEP-OFC 2300 Empire CA LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
REEP-IND 10 WEST II AZ LLC	(Delaware)
REEP-RTL Flemington NJ LLC	(Delaware)
REEP-RTL Mill Creek NJ LLC	(Delaware)
REEP-RTL NPM GA LLC	(Delaware)
REEP-OFC 515 Post Oak TX LLC	(Delaware)	(NYLIC: 65%, NYLIAC: 35%)
REEP-RTL DTC VA LLC	(Delaware)	(NYLIC: 39%, NYLIAC: 61%)
REEP-RTL DTC-S VA LLC	(Delaware)	(NYLIC: 37%, NYLIAC: 63%)
REEP-OFC 410 TOWNSEND CA LLC	(Delaware)
REEP-OFC 410 TOWNSEND LLC	(Delaware)
REEP-2023 PH 5 LLC	(Delaware)	(Name change to Madison-LPP Kernersville GP LLC)
REEP-2023 PH 6 LLC	(Delaware)	(Name change to Madison-LPP Kernersville LP)
REEP-2023 PH 7 LLC	(Delaware)
REEP-2023 PH 8 LLC	(Delaware)	(Name change to Madison-LPP Kernersville QRS, Inc.)
REEP-OFC 600 TOWNSEND LLC	(Delaware)
REEP-OFC 600 TOWNSEND CA LLC	(Delaware)
REEP-OFC 1341 G DC LLC	(Delaware)	(NYLIC: 65%, NYLIAC: 35%)
REEP-OFC 1030 15NM DC LLC	(Delaware)	(NYLIC: 65%, NYLIAC: 35%)
REEP-OFC 1111 19NW DC LLC	(Delaware)	(NYLIC: 63.83%, NYLIAC: 36.17%)
REEP 220 NW Owner LLC	(Delaware)
REEP-OFC 30 WM IL LLC	(Delaware)
REEP-SS Marshfield LLC	(Delaware)
REEP-LLP Marshfield JV LLC	(Delaware)
REEP-SS Vallejo LLC	(Delaware)
REEP-OFC 353 Sacramento LLC	(Delaware)
REEP-Royal 353 Sacramento JV LLC	(Delaware)
REEP-MF Reno LLC	(Delaware)
REEP-NPD Romulus II and III JV LLC	(Delaware)
REEP-NPD Romulus II and III JV B4 OWNER LLC	(Delaware)
REEP-NPD Romulus II and III JV B5 OWNER LLC	(Delaware)
REEP-OFC 757 Third Avenue NY LLC	(Delaware)
REEP-OFC 260 Sheridan JV CA LLC	(Delaware)
REEP-OFC 260 Sheridan JV Owner CA LLC	(Delaware)
REKA 51M HOLDINGS, LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
Summit Ridge Apartments, LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
NYLIC HKP MEMBER LLC	(Delaware)	(NYLIC-MM: 67.974%, NYLIAC-IM: 32.026%)
NYLIC HKP VENTURE LLC	(Delaware)	(51%)
NYLIC HKP REIT LLC	(Delaware)	(51%)
New York Life Funding	(Cayman Islands)[6]
New York Life Global Funding	(Delaware)[6]
Government Energy Savings Trust 2003-A (GEST)	(New York)[7]

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[7]
NYLARC Holding Company Inc.	(Arizona)[6]
New York Life Agents Reinsurance Company	(Arizona)[6]
JREP Fund Holdings I, L.P.	(Cayman Islands)	(12.5%)
Jaguar Real Estate Partners L.P.	(Cayman Islands)	(30.3%)
REEP-NYL JAG ACQUISITION CO MEMBER LLC	(Delaware)
NYLIFE Office Holdings Member LLC	(Delaware)	(51%)
NYLIFE Office Holdings LLC	(Delaware)	(51%)
NYLIFE Office Holdings REIT LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC ONE BOWDOIN SQUARE MA LLC	(Delaware)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(100%)
REEP-IMPIC OFC PROMINENCE ATLANTA LLC	Delaware
Sol Invictus Note Issuer 2021-1 LLC	(Delaware)
Veritas Doctrina Note Issuer SPV LLC	(Delaware)
Fairview Capital Partners, LLC	(Delaware)	(49%)
AC 2023 NMTC Investor, LLC	(Louisiana)	(NYLIC: 79.20%, NYLIAC: 19.80%)
USB NMTC FUND 20223-6, LLC	(Delaware)
NYLIC RLP II, LLC	(Delaware)
Phalanx Mortgage Opportunities Trust	(Delaware)	(NYL:0%) (Delaware Statutory Trust BNY Trustee)
Phalanx Mortgage Opportunities Trust Manager LLC	(Delaware)	(NYL:0%)

(+)
By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.
(*)
Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.
(†)
New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.
1
NYL Cayman Holdings Ltd. owns 15.62%.
2
NYL Worldwide Capital Investment LLC owns 0.002%.
3
NYLIC owns 0.00%, NYLIAC owns 0.00%, and MacKay owns .07% for a total ownership of .07%.
4
NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5
NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6
Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
7
Control is through financial interest or investment management contract, not ownership of voting interests.

ITEM 30. INDEMNIFICATION
Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.
Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Item 27 Exhibit (f)(2)(b) hereto) for the full text of the indemnification provisions.
Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the NYLIAC pursuant to the provisions described above, or otherwise, the NYLIAC has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the NYLIAC of expenses incurred or paid by a Director, officer or controlling person of the NYLIAC in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the NYLIAC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS
(a) Other Activity. Investment companies (other than the Registered Separate Account) for which NYLIFE Distributors LLC is currently acting as underwriter:
NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I
NYLIAC Variable Universal Life Separate Account-I
NYLIAC MFA Separate Account-I
NYLIAC MFA Separate Account-II
NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
NYLIAC Variable Annuity Separate Account-IV
NYLIAC VLI Separate Account
New York Life Investments Funds Trust
New York Life Investments Funds
NYLIM VP Funds Trust
(b) Management. The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.
Names of Directors & Officers:	Positions & Offices with Underwriter:
Lehneis, Kirk C.	Chairman & Senior Managing Director
Barros, Jose N.	Chief Executive Officer & Manager
Harte, Francis Michael	Senior Managing Director, Manager & Audit Committee Member
Akkerman, John W.	Senior Managing Director, New York Life Investments Institutional Sales
Micucci, Alison H.	Senior Managing Director – MacKay Shields Institutional Sales
Sabal, Craig A.	Senior Managing Director, NYL Investors Institutional Sales
Taylor, Todd E.	Senior Managing Director, Retail Annuities
Virendra, Sonali	Senior Vice President
Millay, Edward P.	Audit Committee Member (Chairman) & Manager
Gamble, Michael	Managing Director, Institutional Sales
Wickwire, Brian D.	Managing Director, Controller and Chief Operating Officer
Bain, Karen A.	Vice President, Tax
Goldstein, Andrew	Vice President
Sharrier, Elizabeth A.	Corporate Vice President & Assistant Secretary
Meade, Colleen A.	Associate General Counsel & Secretary
Misra, Manali S.	Assistant General Counsel & Assistant Secretary
Andreola, Michael	Director, Compliance and Sales Material Review
Howard, Linda M.	Director, Chief Compliance Officer, Anti-Money Laundering Officer & Office of Foreign Assets Control Officer
Hansen, Marta	Director, Chief Financial Officer, Principal Operations Officer, & Treasurer
Long, Harry S.	Director, Insurance Solutions - Retail Life
(c) Compensation from the Registered Separate Account.
Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, New York, New York 10010; New York Life – Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and New York Life Investment Management LLC, State Street Bank KC, 2323 Grand Blvd, 5th Floor, Kansas City, Missouri 64108.

ITEM 33. MANAGEMENT SERVICES
Not applicable.
ITEM 34. FEE REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES
New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.
SECTION 403(b) REPRESENTATIONS
The Registered Separate Account represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES
As required by the Securities Act and the Investment Company Act of 1940, the Registered Separate Account has caused this amendment to the Registration Statement to be signed on its behalf in New York, New York on April 10, 2026.
NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – III (Registered Separate Account)
By:	/s/ Matthew Williams Name: Matthew Williams Title: Vice President
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Insurance Company)
By:	/s/ Matthew Williams Name: Matthew Williams Title: Vice President
As required by the Securities Act, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.
Erik A. Anderson*	Director
Angela Chen*	Officer (Principal Accounting Officer)
Craig L. DeSanto*	Chairman of the Board, Chief Executive Officer, President & Director (Principal Executive Officer)
Eric M. Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)
Thomas A. Hendry*	Director
Jodi L. Kravitz*	Director
Michael K. McDonnell*	Director
Amy Miller*	Director
Craig A. Sabal*	Director

By:	/s/ Matthew Williams Matthew Williams Attorney-in-Fact
April 10, 2026

*
Pursuant to Powers of Attorney – Filed herewith.

EXHIBIT INDEX
EXHIBIT NUMBER	DESCRIPTION
(k)(1)	Opinion and Consent of Charles A. Whites, Jr., Esq.
(l)(1)	Consent of PricewaterhouseCoopers LLP
(p)(1)	Powers of Attorney